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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1. Schedule of Investments

2013 QUARTERLY REPORT

Russell Investment Funds

MARCH 31, 2013

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2013 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 94.8%
Consumer Discretionary - 13.7%
Abercrombie & Fitch Co. Class A	8,600	397
Amazon.com, Inc. (Æ)	6,290	1,676
AutoNation, Inc. (Æ)	2,100	92
AutoZone, Inc. (Æ)	1,750	694
Avon Products, Inc.	13,500	280
Carnival Corp.	15,400	528
CBS Corp. Class B	15,000	700
Coach, Inc.	10,835	542
Comcast Corp. Class A	24,329	1,022
Costco Wholesale Corp.	1,332	141
Deckers Outdoor Corp. (Æ)(Ñ)	14,100	785
DIRECTV (Æ)	1,807	102
eBay, Inc. (Æ)	58,200	3,156
Estee Lauder Cos., Inc. (The) Class A	9,586	614
Foot Locker, Inc.	12,200	418
GameStop Corp. Class A (Ñ)	14,200	397
General Motors Co. (Æ)	32,700	910
Guess?, Inc. (Ñ)	33,100	822
Hanesbrands, Inc. (Æ)	9,700	442
Harman International Industries, Inc.	7,900	353
Hertz Global Holdings, Inc. (Æ)	79,187	1,763
Home Depot, Inc.	43,756	3,052
Jack in the Box, Inc. (Æ)	8,000	277
Johnson Controls, Inc.	90,700	3,181
KAR Auction Services, Inc.	5,800	116
Kohl’s Corp.	12,100	558
Las Vegas Sands Corp.	28,105	1,584
Lowe’s Cos., Inc.	25,415	964
Macy’s, Inc.	36,400	1,523
McDonald’s Corp.	26,185	2,611
Michael Kors Holdings, Ltd. (Æ)	15,712	892
Nike, Inc. Class B	44,122	2,603
Nu Skin Enterprises, Inc. Class A (Ñ)	12,400	548
O’Reilly Automotive, Inc. (Æ)	11,203	1,149
Penske Automotive Group, Inc.	1,800	60
Ralph Lauren Corp. Class A	3,900	660
Royal Caribbean Cruises, Ltd.	1,300	43
Sirius XM Radio, Inc.	156,000	480
Snap-on, Inc.	8,500	703
Sonic Automotive, Inc. Class A	4,500	100
Starbucks Corp.	71,716	4,085
Starwood Hotels & Resorts Worldwide, Inc. (ö)	15,860	1,011
Target Corp.	17,183	1,176
Time Warner, Inc.	81,646	4,705
TJX Cos., Inc.	2,274	106
Urban Outfitters, Inc. (Æ)	11,100	430
VF Corp.	4,200	705
Viacom, Inc. Class B	44,550	2,743
Wal-Mart Stores, Inc.	5,227	391
Walt Disney Co. (The)	37,922	2,154
Whirlpool Corp.	7,873	933
Yum! Brands, Inc.	32,534	2,341

		57,718

	Principal Amount ($) or Shares	Fair Value $
Consumer Staples - 7.0%
Altria Group, Inc.	6,276	216
Anheuser-Busch InBev NV - ADR	11,162	1,111
Archer-Daniels-Midland Co.	31,900	1,076
Bunge, Ltd.	4,900	362
Cia de Bebidas das Americas - ADR	32,260	1,366
Coca-Cola Co. (The)	130,335	5,271
Coca-Cola Enterprises, Inc.	18,300	676
Colgate-Palmolive Co.	29,916	3,530
ConAgra Foods, Inc.	20,300	727
CVS Caremark Corp.	24,203	1,331
General Mills, Inc.	1,987	98
Kellogg Co.	9,836	633
Kimberly-Clark Corp.	1,204	118
Kraft Foods Group, Inc. (Æ)	11,780	607
Molson Coors Brewing Co. Class B	14,400	705
Mondelez International, Inc. Class A	76,779	2,351
PepsiCo, Inc.	25,244	1,997
Philip Morris International, Inc.	4,911	455
Procter & Gamble Co. (The)	64,992	5,008
Reynolds American, Inc.	1,003	45
Safeway, Inc.	16,800	443
Sysco Corp.	1,812	64
TreeHouse Foods, Inc. (Æ)	2,000	130
Tyson Foods, Inc. Class A	17,000	422
Walgreen Co.	14,548	693

		29,435

Energy - 9.9%
Anadarko Petroleum Corp.	8,400	735
Apache Corp.	11,200	864
Atwood Oceanics, Inc. (Æ)	2,700	142
Cabot Oil & Gas Corp.	10,040	679
Chevron Corp.	31,431	3,735
Cimarex Energy Co.	3,500	264
ConocoPhillips	2,170	130
Diamond Offshore Drilling, Inc. (Ñ)	4,700	327
Exxon Mobil Corp.	125,008	11,262
Halliburton Co.	58,750	2,374
Kinder Morgan, Inc.	13,600	526
Marathon Oil Corp.	75,900	2,560
Marathon Petroleum Corp.	5,600	502
Murphy Oil Corp.	22,500	1,434
National Oilwell Varco, Inc.	32,437	2,294
Noble Energy, Inc.	10,458	1,210
Occidental Petroleum Corp.	33,274	2,608
Pioneer Natural Resources Co.	5,560	691
Precision Drilling Corp.	53,300	492
Rowan Companies PLC (Æ)	2,300	81
Schlumberger, Ltd.	52,564	3,937
Southwestern Energy Co. (Æ)	36,650	1,366
Spectra Energy Corp.	2,019	62
Statoil ASA - ADR	32,000	788
Superior Energy Services, Inc. (Æ)	25,100	652
Tesoro Corp.	14,800	867
Total SA - ADR	8,600	413
Transocean, Ltd. (Æ)	10,800	561

Multi-Style Equity Fund	1

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Whiting Petroleum Corp. (Æ)	8,600	437

		41,993

Financial Services - 15.1%
ACE, Ltd.	23,490	2,090
Allstate Corp. (The)	19,000	932
American Express Co.	23,290	1,571
American International Group, Inc. (Æ)	11,700	454
American Tower Corp. Class A (ö)	17,022	1,309
Aspen Insurance Holdings, Ltd.	15,600	602
Assurant, Inc.	7,100	320
Assured Guaranty, Ltd.	25,300	521
Axis Capital Holdings, Ltd.	15,500	645
Bank of America Corp.	53,700	654
Bank of New York Mellon Corp. (The)	59,900	1,676
BB&T Corp.	72,450	2,274
Berkshire Hathaway, Inc. Class B (Æ)	29,493	3,073
BlackRock, Inc. Class A	21	5
Capital One Financial Corp.	69,350	3,810
Chubb Corp. (The)	10,333	905
Citigroup, Inc.	61,600	2,725
CME Group, Inc. Class A	5,400	332
Comerica, Inc.	21,300	766
Cullen/Frost Bankers, Inc. (Ñ)	7,400	463
Discover Financial Services	34,287	1,537
Endurance Specialty Holdings, Ltd.	6,500	311
Extra Space Storage, Inc. (ö)	11,500	452
Franklin Resources, Inc.	271	41
Goldman Sachs Group, Inc. (The)	17,753	2,612
Hartford Financial Services Group, Inc.	26,500	684
Iberiabank Corp.	1,300	65
JPMorgan Chase & Co.	110,800	5,258
Lincoln National Corp.	39,333	1,283
Loews Corp.	347	15
Markel Corp. (Æ)(Ñ)	2,900	1,460
Marsh & McLennan Cos., Inc.	1,520	58
Mastercard, Inc. Class A	2,667	1,443
MB Financial, Inc.	4,100	99
Mercury General Corp.	7,700	292
MetLife, Inc.	100,125	3,806
Morgan Stanley	67,100	1,475
Northern Trust Corp.	13,300	726
Ocwen Financial Corp. Class A (Æ)	1,300	49
PartnerRe, Ltd. - ADR	7,260	676
People’s United Financial, Inc.	22,200	298
PNC Financial Services Group, Inc.	41,700	2,773
Principal Financial Group, Inc.	6,900	235
ProAssurance Corp.	8,400	398
Prudential Financial, Inc.	37,100	2,189
Public Storage (ö)	390	59
SLM Corp.	17,600	360
State Street Corp.	44,820	2,649
SunTrust Banks, Inc.	33,900	977
SVB Financial Group (Æ)	1,400	99
Symetra Financial Corp.	11,500	154
Thomson Reuters Corp.	342	11
Travelers Cos., Inc. (The)	10,394	876
US Bancorp	12,800	434

	Principal Amount ($) or Shares	Fair Value $
Valley National Bancorp (Ñ)	26,836	275
Visa, Inc. Class A	24,606	4,180
Wells Fargo & Co.	11,600	429

		63,865

Health Care - 13.5%
Abbott Laboratories	4,866	172
AbbVie, Inc.	15,966	651
Actavis, Inc. (Æ)	5,400	497
Allergan, Inc.	932	104
Allscripts Healthcare Solutions, Inc. (Æ)	8,100	110
Amarin Corp. PLC - ADR (Æ)(Ñ)	32,300	239
Amgen, Inc.	2,399	246
Ariad Pharmaceuticals, Inc. (Æ)	17,000	308
Baxter International, Inc.	70,096	5,092
Becton Dickinson and Co.	618	59
Biogen Idec, Inc. (Æ)	7,186	1,386
Bio-Rad Laboratories, Inc. Class A (Æ)	1,660	209
Boston Scientific Corp. (Æ)	126,700	990
Bristol-Myers Squibb Co.	5,224	215
Cardinal Health, Inc.	1,054	44
Celgene Corp. (Æ)	8,162	946
Cerner Corp. (Æ)	17,950	1,701
Covidien PLC	49,856	3,383
Eli Lilly & Co.	7,169	407
Express Scripts Holding Co. (Æ)	12,557	724
Forest Laboratories, Inc. (Æ)	20,800	791
Gilead Sciences, Inc. (Æ)	30,308	1,483
Health Net, Inc. (Æ)	4,400	126
Hospira, Inc. (Æ)	600	20
Humana, Inc.	7,540	521
Infinity Pharmaceuticals, Inc. (Æ)	1,900	92
Intuitive Surgical, Inc. (Æ)	3,030	1,488
Johnson & Johnson	98,680	8,045
Magellan Health Services, Inc. (Æ)	4,800	228
McKesson Corp.	17,973	1,941
Medtronic, Inc.	33,705	1,583
Merck & Co., Inc.	8,889	393
Mylan, Inc. (Æ)	31,300	906
Novartis AG - ADR	17,250	1,229
Novo Nordisk A/S - ADR	8,390	1,355
Perrigo Co.	19,170	2,277
Pfizer, Inc.	287,537	8,298
Regeneron Pharmaceuticals, Inc. (Æ)	1,210	213
Roche Holding AG - ADR (Æ)	12,400	727
Sanofi - ADR	10,600	541
St. Jude Medical, Inc.	25,387	1,026
Stryker Corp.	944	62
Teva Pharmaceutical Industries, Ltd. - ADR	11,250	446
Thermo Fisher Scientific, Inc.	15,737	1,203
UnitedHealth Group, Inc.	31,294	1,791
Valeant Pharmaceuticals International, Inc. (Æ)	12,544	941
Vertex Pharmaceuticals, Inc. (Æ)	16,600	913
WellPoint, Inc.	13,000	861
Zoetis, Inc. Class A	5,752	192

		57,175

2	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Materials and Processing - 5.8%
A Schulman, Inc.	4,000	126
Air Products & Chemicals, Inc.	12,609	1,098
Barrick Gold Corp.	52,300	1,538
CF Industries Holdings, Inc.	2,140	407
Commercial Metals Co.	24,300	385
Domtar Corp.	1,800	140
Dow Chemical Co. (The)	25,900	825
Ecolab, Inc.	24,892	1,996
EI du Pont de Nemours & Co.	17,400	855
Fastenal Co.	28,400	1,458
Freeport-McMoRan Copper & Gold, Inc.	20,200	669
Huntsman Corp.	40,900	761
LyondellBasell Industries NV Class A	10,300	652
Masco Corp.	30,200	612
Monsanto Co.	54,871	5,795
Mosaic Co. (The)	24,600	1,467
Nucor Corp.	13,400	618
PPG Industries, Inc.	3,508	470
Praxair, Inc.	22,972	2,562
Precision Castparts Corp.	446	85
Sealed Air Corp.	29,900	721
Sherwin-Williams Co. (The)	3,000	507
Steel Dynamics, Inc.	45,259	718

		24,465

Producer Durables - 11.7%
3M Co.	2,139	227
ABM Industries, Inc.	7,800	173
Accenture PLC Class A	15,070	1,144
ADT Corp. (The)	74	4
AECOM Technology Corp. (Æ)	5,900	194
AGCO Corp.	13,100	683
Air Lease Corp. Class A	15,600	457
Automatic Data Processing, Inc.	32,501	2,114
Avery Dennison Corp.	4,300	185
Boeing Co. (The)	20,357	1,748
Brady Corp. Class A	5,700	191
Canadian Pacific Railway, Ltd.	22,426	2,925
Caterpillar, Inc.	16,244	1,413
CH Robinson Worldwide, Inc.	12,100	719
Con-way, Inc.	1,200	42
CSX Corp.	128	3
Cummins, Inc.	12,822	1,486
Curtiss-Wright Corp.	300	10
Danaher Corp.	1,782	111
Danone SA - ADR (Æ)	52,080	731
Deere & Co.	12,882	1,108
Delta Air Lines, Inc. (Æ)	73,900	1,220
Eaton Corp. PLC	12,400	760
Electronics for Imaging, Inc. (Æ)	7,600	193
EMCOR Group, Inc.	11,500	487
Emerson Electric Co.	16,433	918
FedEx Corp.	18,425	1,809
Franklin Electric Co., Inc.	3,000	101
General Dynamics Corp.	6,982	492
General Electric Co.	281,519	6,508

	Principal Amount ($) or Shares	Fair Value $
Granite Construction, Inc.	8,300	264
Harsco Corp.	44,000	1,090
Honeywell International, Inc.	54,257	4,088
Huntington Ingalls Industries, Inc.	10,000	533
Illinois Tool Works, Inc.	1,178	72
Korn/Ferry International (Æ)	8,500	152
Lexmark International, Inc. Class A (Ñ)	13,110	346
Lockheed Martin Corp.	804	78
Norfolk Southern Corp.	6,243	481
Northrop Grumman Corp.	12,979	911
Parker Hannifin Corp.	4,600	421
Pentair, Ltd.	13,239	698
Pitney Bowes, Inc. (Ñ)	22,500	334
Quanta Services, Inc. (Æ)	9,800	280
Raytheon Co.	1,031	61
Republic Services, Inc. Class A	20,800	686
RR Donnelley & Sons Co. (Ñ)	26,200	316
Ryder System, Inc.	7,300	436
Southwest Airlines Co.	27,700	373
Stanley Black & Decker, Inc.	8,800	713
Textron, Inc.	27,800	829
Tidewater, Inc.	13,500	682
Tyco International, Ltd.	21,645	693
UniFirst Corp.	1,700	154
Union Pacific Corp.	14,788	2,107
United Parcel Service, Inc. Class B	11,040	948
United Technologies Corp.	18,591	1,737
URS Corp.	23,300	1,105
Waste Management, Inc.	1,410	55
Xylem, Inc.	21,300	587

		49,386

Technology - 14.8%
Activision Blizzard, Inc.	17,400	254
Adobe Systems, Inc. (Æ)	38,377	1,670
Altera Corp.	18,000	638
Analog Devices, Inc.	30,662	1,425
AOL, Inc.	6,200	239
Apple, Inc.	14,026	6,208
Avago Technologies, Ltd. Class A	36,900	1,325
Benchmark Electronics, Inc. (Æ)	11,200	202
Broadcom Corp. Class A	20,300	704
Brocade Communications Systems, Inc. (Æ)	96,600	557
Ciena Corp. (Æ)	2,900	46
Cisco Systems, Inc.	244,695	5,117
Cognizant Technology Solutions Corp. Class A (Æ)	612	47
Computer Sciences Corp.	13,100	645
Cree, Inc. (Æ)	4,600	252
EchoStar Corp. Class A (Æ)	3,700	144
Electronic Arts, Inc. (Æ)	44,200	782
EMC Corp. (Æ)	121,223	2,896
Facebook, Inc. Class A (Æ)	53,366	1,365
Google, Inc. Class A (Æ)	7,781	6,179
Integrated Device Technology, Inc. (Æ)	15,700	117
Intel Corp.	57,518	1,257
International Business Machines Corp.	6,671	1,423

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Intersil Corp. Class A	30,200	263
Juniper Networks, Inc. (Æ)	21,200	393
Linear Technology Corp.	16,400	629
LinkedIn Corp. Class A (Æ)	4,633	816
MEMC Electronic Materials, Inc. (Æ)	10,300	45
Mentor Graphics Corp.	14,000	253
Microsoft Corp.	50,978	1,458
Molex, Inc.	22,200	650
NetApp, Inc. (Æ)	6,800	232
NVIDIA Corp.	52,600	674
Oracle Corp.	65,340	2,113
PMC - Sierra, Inc. (Æ)	12,900	88
QLogic Corp. (Æ)	29,300	340
QUALCOMM, Inc.	95,360	6,384
Red Hat, Inc. (Æ)	18,870	954
RF Micro Devices, Inc. (Æ)	36,500	194
Rovi Corp. (Æ)	13,400	287
Salesforce.com, Inc. (Æ)	4,570	817
SanDisk Corp. (Æ)	18,600	1,024
SAP AG - ADR (Ñ)	19,000	1,530
Synopsys, Inc. (Æ)	18,400	660
Tech Data Corp. (Æ)	6,400	292
Texas Instruments, Inc.	112,645	3,997
TIBCO Software, Inc. (Æ)	17,100	346
Vodafone Group PLC - ADR	112,550	3,198
Western Digital Corp.	13,600	684
Xilinx, Inc.	9,700	370
Yahoo!, Inc. (Æ)	10,500	247

		62,430

Utilities - 3.3%
Alliant Energy Corp.	6,000	301
Ameren Corp.	20,900	732
American Electric Power Co., Inc.	1,209	59
AT&T, Inc.	114,421	4,200
CenturyLink, Inc.	1,909	67
Consolidated Edison, Inc.	11,115	679
Dominion Resources, Inc.	620	36
Duke Energy Corp.	1,686	122
Edison International	10,600	533
Encana Corp.	84,850	1,652
Energen Corp.	5,200	270
Entergy Corp.	7,700	487
Exelon Corp.	2,619	90
FirstEnergy Corp.	14,743	622
Great Plains Energy, Inc.	10,100	234
National Fuel Gas Co.	6,700	411
NextEra Energy, Inc.	6,247	485
NV Energy, Inc.	37,500	751
Penn West Petroleum, Ltd. Class A - ADR (Ñ)	38,300	412
PG&E Corp.	12,387	551
PNM Resources, Inc.	10,400	242
Public Service Enterprise Group, Inc.	1,541	53
Southern Co.	2,253	106

	Principal Amount ($) or Shares		Fair Value $
Telephone & Data Systems, Inc.	21,800		459
US Cellular Corp. (Æ)	3,400		122
Verizon Communications, Inc.	5,228		257

			13,933

Total Common Stocks (cost $328,413)			400,400

Short-Term Investments - 4.8%
Russell U.S. Cash Management Fund	20,091,270	(¥)	20,091

Total Short-Term Investments (cost $20,091)			20,091

Other Securities - 1.6%
Russell U.S. Cash Collateral Fund (×)	6,858,316	(¥)	6,858

Total Other Securities (cost $6,858)			6,858

Total Investments - 101.2% (identified cost $355,362)			427,349

Other Assets and Liabilities, Net - (1.2%)			(5,226)

Net Assets - 100.0%			422,123

See accompanying notes which are an integral part of this quarterly report.

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	155	USD	12,110	06/13	176
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	45	USD	1,787	06/13	61
S&P E-Mini Technology Select Sector Index Futures (CME)	59	USD	1,784	06/13	8
S&P E-Mini Utilities Select Sector Index Futures (CME)	46	USD	1,804	06/13	67

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					312

Presentation of Portfolio Holdings — March 31, 2013 (Unaudited)

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$57,718	$—	$—	$57,718
Consumer Staples	29,435	—	—	29,435
Energy	41,993	—	—	41,993
Financial Services	63,865	—	—	63,865
Health Care	57,175	—	—	57,175
Materials and Processing	24,465	—	—	24,465
Producer Durables	49,386	—	—	49,386
Technology	62,430	—	—	62,430
Utilities	13,933	—	—	13,933
Short-Term Investments	—	20,091	—	20,091
Other Securities	—	6,858	—	6,858

Total Investments	400,400	26,949	—	427,349

Other Financial Instruments
Futures Contracts	312	—	—	312

Total Other Financial Instruments*	$312	$—	$—	$312

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosures on transfers between Levels 1, 2 and 3 during the period ended March 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund	5

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 97.0%
Consumer Discretionary - 12.3%
1-800-Flowers.com, Inc. Class A (Æ)	10,700	53
Asbury Automotive Group, Inc. (Æ)	14,458	530
Ascena Retail Group, Inc. (Æ)	6,002	111
Big 5 Sporting Goods Corp.	11,600	181
Bridgepoint Education, Inc. (Æ)(Ñ)	6,910	71
Brown Shoe Co., Inc.	15,000	240
Buffalo Wild Wings, Inc. (Æ)	3,260	285
Central Garden and Pet Co. Class A (Æ)	1,800	15
Citi Trends, Inc. (Æ)	4,400	45
Coinstar, Inc. (Æ)(Ñ)	6,020	352
Columbia Sportswear Co. (Ñ)	3,960	229
Conn’s, Inc. (Æ)(Ñ)	1,300	47
CSS Industries, Inc.	1,900	49
Dana Holding Corp.	20,560	367
Deckers Outdoor Corp. (Æ)(Ñ)	5,219	291
Delta Apparel, Inc. (Æ)	9,600	158
Destination Maternity Corp.	1,900	44
Destination XL Group, Inc. (Æ)	102,775	523
Dolan Co. (The) (Æ)	6,100	15
Drew Industries, Inc.	3,676	133
Education Management Corp. (Æ)(Ñ)	10,291	38
Ethan Allen Interiors, Inc.	14,270	470
EW Scripps Co. Class A (Æ)	15,700	189
Express, Inc. (Æ)	15,500	276
Finish Line, Inc. (The) Class A	43,100	844
Fisher Communications, Inc.	3,300	129
Francesca’s Holdings Corp. (Æ)(Ñ)	10,250	294
Fred’s, Inc. Class A	27,865	382
Fuel Systems Solutions, Inc. (Æ)	42,502	700
Gordmans Stores, Inc. (Æ)	3,017	35
Grand Canyon Education, Inc. (Æ)	29,804	756
Group 1 Automotive, Inc.	6,720	404
Guess?, Inc. (Ñ)	22,590	561
Harte-Hanks, Inc.	20,903	163
HealthStream, Inc. (Æ)	26,450	607
Helen of Troy, Ltd. (Æ)	6,400	246
Hibbett Sports, Inc. (Æ)	10,825	609
Hillenbrand, Inc.	11,610	294
Inter Parfums, Inc.	12,420	303
Isle of Capri Casinos, Inc. (Æ)	6,400	40
Jack in the Box, Inc. (Æ)	8,100	280
Johnson Outdoors, Inc. Class A (Æ)	1,314	31
Jones Group, Inc. (The)	25,770	328
Journal Communications, Inc. Class A (Æ)	6,500	44
Kirkland’s, Inc. (Æ)	6,600	76
Libbey, Inc. (Æ)	13,736	266
Maidenform Brands, Inc. (Æ)	4,736	83
Marchex, Inc. Class A	2,000	8
Marriott Vacations Worldwide Corp. (Æ)	5,200	223
Men’s Wearhouse, Inc. (The)	37,650	1,258
Meritage Homes Corp. (Æ)	12,750	597
New York & Co., Inc. (Æ)	13,100	54
Nexstar Broadcasting Group, Inc. Class A	3,500	63
Penske Automotive Group, Inc.	8,000	267
Perry Ellis International, Inc.	5,200	95

	Principal Amount ($) or Shares	Fair Value $
Pier 1 Imports, Inc.	27,458	632
Proto Labs, Inc. (Æ)	22,650	1,113
QuinStreet, Inc. (Æ)	1,797	11
Red Robin Gourmet Burgers, Inc. (Æ)	8,572	391
Regis Corp.	17,600	320
Revlon, Inc. Class A (Æ)	2,900	65
RG Barry Corp.	34,811	466
Ritchie Bros Auctioneers, Inc. (Ñ)	46,090	1,000
Rosetta Stone, Inc. (Æ)	1,600	25
Ruby Tuesday, Inc. (Æ)	38,368	283
Sally Beauty Holdings, Inc. (Æ)	4,585	135
Shoe Carnival, Inc.	9,105	186
Skechers U.S.A., Inc. Class A (Æ)	13,200	279
Smith & Wesson Holding Corp. (Æ)	19,949	180
Sonic Automotive, Inc. Class A	15,000	332
Sonic Corp. (Æ)	24,230	312
Sotheby’s Class A	16,600	621
Speedway Motorsports, Inc.	517	9
Stage Stores, Inc.	15,200	393
Stamps.com, Inc. (Æ)	28,525	712
Standard Motor Products, Inc.	6,500	180
Stein Mart, Inc.	6,100	51
Steinway Musical Instruments, Inc. (Æ)	20,103	483
Steven Madden, Ltd. (Æ)	10,884	470
Stoneridge, Inc. (Æ)	6,700	51
True Religion Apparel, Inc.	8,975	234
Universal Electronics, Inc. (Æ)	32,190	748
VistaPrint NV (Æ)	1,400	54
VOXX International Corp. Class A (Æ)	6,700	72
Washington Post Co. (The) Class B	180	80
West Marine, Inc. (Æ)	1,500	17
Wet Seal, Inc. (The) Class A (Æ)	65,300	197
Zagg, Inc. (Æ)(Ñ)	40,221	293

		25,147

Consumer Staples - 2.5%
Andersons, Inc. (The)	29,000	1,551
Annie’s, Inc. (Æ)(Ñ)	6,930	265
Core-Mark Holding Co., Inc.	3,500	180
Fresh Del Monte Produce, Inc.	35,275	952
Ingles Markets, Inc. Class A	900	19
Medifast, Inc. (Æ)	9,825	225
Nash Finch Co.	10,271	202
Nature’s Sunshine Products, Inc.	2,200	34
Omega Protein Corp. (Æ)	7,000	75
Pantry, Inc. (The) (Æ)	12,300	153
Rite Aid Corp. (Æ)	150,900	287
SodaStream International, Ltd. (Æ)(Ñ)	6,612	328
Spartan Stores, Inc.	4,700	82
Summer Infant, Inc. (Æ)	2,100	6
TreeHouse Foods, Inc. (Æ)	6,780	442
Universal Corp.	3,652	205

		5,006

Energy - 7.0%
Approach Resources, Inc. (Æ)(Ñ)	19,000	468
Cal Dive International, Inc. (Æ)	229,063	412

6	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Callon Petroleum Co. (Æ)	27,055	100
CARBO Ceramics, Inc. (Ñ)	6,752	616
Clayton Williams Energy, Inc. (Æ)	3,500	153
Contango Oil & Gas Co.	11,000	441
Core Laboratories NV	2,750	379
Crimson Exploration, Inc. (Æ)	2,100	6
Dawson Geophysical Co. (Æ)	3,400	102
EPL Oil & Gas, Inc. (Æ)	4,100	110
EXCO Resources, Inc. (Ñ)	61,410	438
Geospace Technologies Corp. (Æ)	9,511	1,026
Green Plains Renewable Energy, Inc. (Æ)	10,700	122
Gulfport Energy Corp. (Æ)	35,384	1,621
Helix Energy Solutions Group, Inc. (Æ)	17,600	403
Hornbeck Offshore Services, Inc. (Æ)	9,800	455
Matrix Service Co. (Æ)	7,000	104
McDermott International, Inc. (Æ)	59,600	655
Nabors Industries, Ltd.	41,342	671
Natural Gas Services Group, Inc. (Æ)	7,100	137
Pacific Drilling SA (Æ)	36,707	371
Patterson-UTI Energy, Inc.	26,060	621
Penn Virginia Corp. (Ñ)	31,900	129
Pioneer Energy Services Corp. (Æ)	15,700	130
REX American Resources Corp. (Æ)	4,400	97
Rowan Companies PLC (Æ)	16,959	600
SunPower Corp. Class A (Æ)(Ñ)	33,900	391
Superior Energy Services, Inc. (Æ)	25,459	661
Tesco Corp. (Æ)	11,400	153
Tesoro Corp.	4,500	263
TETRA Technologies, Inc. (Æ)	81,738	839
Unit Corp. (Æ)	12,686	578
USEC, Inc. (Æ)	13,800	5
Vantage Drilling Co. (Æ)(Ñ)	61,800	108
W&T Offshore, Inc.	47,620	676
Western Refining, Inc.	6,900	244
World Fuel Services Corp.	2,110	84

		14,369

Financial Services - 20.0%
1st United Bancorp, Inc.	2,100	14
Advent Software, Inc. (Æ)	24,900	695
AG Mortgage Investment Trust, Inc. (ö)	15,000	382
Agree Realty Corp. (ö)	5,100	154
Alexander & Baldwin, Inc. (Æ)	17,312	619
Alexandria Real Estate Equities, Inc. (ö)	1,700	121
American Capital Mortgage Investment Corp. (ö)	12,920	334
American Safety Insurance Holdings, Ltd. (Æ)	3,200	80
Ameriprise Financial, Inc.	3,658	269
AMERISAFE, Inc.	15,349	545
Anworth Mortgage Asset Corp. (ö)	109,160	690
Apollo Residential Mortgage, Inc. (ö)	13,200	294
Argo Group International Holdings, Ltd.	8,700	360
Arlington Asset Investment Corp. Class A	5,700	147
Assurant, Inc.	5,000	225
Asta Funding, Inc.	11,538	111
Astoria Financial Corp.	59,720	589

	Principal Amount ($) or Shares	Fair Value $
Baldwin & Lyons, Inc. Class B	400	10
Bancfirst Corp.	1,600	67
Bank of Marin Bancorp	700	28
Bank of the Ozarks, Inc. (Ñ)	12,983	576
Banner Corp.	2,200	70
BBCN Bancorp, Inc.	5,400	71
BioMed Realty Trust, Inc. (ö)	29,513	637
Boston Private Financial Holdings, Inc.	42,769	423
Bridge Capital Holdings (Æ)	200	3
Brookline Bancorp, Inc.	61,330	561
Campus Crest Communities, Inc. (ö)	44,620	620
Capitol Federal Financial, Inc.	49,331	595
Capstead Mortgage Corp. (ö)	41,360	530
Cardinal Financial Corp.	7,600	138
Cedar Realty Trust, Inc. (ö)	19,686	120
Center Bancorp, Inc.	2,300	29
Centerstate Banks, Inc.	500	4
Chemical Financial Corp.	7,300	193
Citizens & Northern Corp.	1,800	35
CNB Financial Corp.	700	12
CoBiz Financial, Inc.	19,681	159
Cohen & Steers, Inc. (Ñ)	5,040	182
Columbia Banking System, Inc.	12,100	266
Comerica, Inc.	17,880	643
CommonWealth REIT (ö)	8,800	197
Community Bank System, Inc.	3,391	100
Community Trust Bancorp, Inc.	1,000	34
Crawford & Co. Class B	3,702	28
CVB Financial Corp.	52,060	587
DiamondRock Hospitality Co. (ö)	53,774	501
Duff & Phelps Corp. Class A	20,462	317
EMC Insurance Group, Inc.	400	11
Enterprise Financial Services Corp.	1,200	17
EPR Properties (ö)	8,600	448
Equity One, Inc. (ö)	2,200	53
EverBank Financial Corp.	3,900	60
Extra Space Storage, Inc. (ö)	7,100	279
FactSet Research Systems, Inc. (Ñ)	4,375	405
FBL Financial Group, Inc. Class A	1,800	70
First American Financial Corp.	15,700	401
First Community Bancshares, Inc.	2,400	38
First Connecticut Bancorp, Inc.	1,600	24
First Defiance Financial Corp.	1,200	28
First Financial Bancorp	36,060	579
First Financial Corp.	2,300	72
First Industrial Realty Trust, Inc. (ö)	30,900	529
First Interstate Bancsystem, Inc. Class A	3,400	64
First Merchants Corp.	11,900	184
First of Long Island Corp. (The)	1,100	33
First Republic Bank	7,300	282
Flagstar Bancorp, Inc. (Æ)	2,500	35
Flushing Financial Corp.	400	7
Forestar Group, Inc. (Æ)	25,967	567
Franklin Street Properties Corp. (ö)	41,517	607
German American Bancorp, Inc.	1,800	41
GFI Group, Inc.	1,600	5
Global Indemnity PLC Class A (Æ)	1,500	35

Aggressive Equity Fund	7

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Great Southern Bancorp, Inc.	3,000	73
Hanmi Financial Corp. Class A (Æ)	1,300	21
Hanover Insurance Group, Inc. (The)	12,825	637
Hercules Technology Growth Capital, Inc.	50,880	623
Heritage Financial Corp.	1,700	25
Hilltop Holdings, Inc. (Æ)	28,010	378
Home BancShares, Inc.	11,197	422
Home Loan Servicing Solutions, Ltd.	18,200	425
Homeowners Choice, Inc.	13,280	362
HomeStreet, Inc. (Æ)	10,300	230
Horace Mann Educators Corp.	20,500	427
Horizon Bancorp	1,163	24
Hospitality Properties Trust (ö)	6,700	184
Hudson Valley Holding Corp.	2,500	37
Iberiabank Corp.	18,230	911
Infinity Property & Casualty Corp.	9,320	524
Investment Technology Group, Inc. (Æ)	26,600	294
JER Investors Trust, Inc. (Æ)	1,771	—
KeyCorp	62,981	627
KKR Financial Holdings LLC	11,202	124
Lakeland Bancorp, Inc.	1,700	17
Lakeland Financial Corp.	4,431	118
LaSalle Hotel Properties (ö)	10,506	267
Maiden Holdings, Ltd.	20,200	214
MainSource Financial Group, Inc.	5,000	70
Manning & Napier, Inc. Class A	27,850	461
MarketAxess Holdings, Inc.	6,830	255
MB Financial, Inc.	18,300	442
MCG Capital Corp.	22,900	109
Mercantile Bank Corp.	3,729	62
Merchants Bancshares, Inc.	519	16
Metro Bancorp, Inc. (Æ)	1,706	28
MetroCorp Bancshares, Inc. (Æ)	5,372	54
Mission West Properties, Inc. (Æ)(ö)	4,400	—
Morningstar, Inc.	8,400	587
National Bank Holdings Corp. Class A	17,880	327
National Interstate Corp.	5,156	155
Navigators Group, Inc. (The) (Æ)	3,100	182
Nelnet, Inc. Class A	7,800	264
Northrim BanCorp, Inc.	6,945	156
OceanFirst Financial Corp.	5,800	84
Old Republic International Corp.	1,500	19
One Liberty Properties, Inc. (ö)	3,600	78
Pacific Continental Corp.	4,000	45
Pennsylvania Real Estate Investment Trust (ö)	10,500	204
Peoples Bancorp, Inc.	2,500	56
Piedmont Office Realty Trust, Inc. Class A (ö)	2,700	53
Pinnacle Financial Partners, Inc. (Æ)	5,200	121
Piper Jaffray Cos. (Æ)	16,896	580
Platinum Underwriters Holdings, Ltd.	7,700	430
Post Properties, Inc. (ö)	1,500	71
PrivateBancorp, Inc. Class A	38,220	722
ProAssurance Corp.	11,222	531
Protective Life Corp.	5,700	204
Provident Financial Services, Inc.	3,420	52

	Principal Amount ($) or Shares	Fair Value $
Raymond James Financial, Inc.	4,535	209
Renasant Corp.	6,300	141
RLJ Lodging Trust (ö)	17,500	398
S&T Bancorp, Inc.	2,100	39
Safeguard Scientifics, Inc. (Æ)	4,781	76
Safety Insurance Group, Inc.	3,000	147
Sandy Spring Bancorp, Inc.	2,300	46
SCBT Financial Corp.	200	10
Selective Insurance Group, Inc.	7,700	185
Signature Bank (Æ)	5,990	472
State Bank Financial Corp.	3,700	61
StellarOne Corp.	3,900	63
Sterling Bancorp Class N	47,200	479
Sterling Financial Corp.	4,880	106
Stifel Financial Corp. (Æ)	11,178	388
Summit Hotel Properties, Inc. (ö)	55,310	579
SVB Financial Group (Æ)	12,210	866
SY Bancorp, Inc.	2,500	56
Symetra Financial Corp.	17,500	235
Taylor Capital Group, Inc. (Æ)	4,200	67
TCP Capital Corp.	1,000	16
Terreno Realty Corp. (ö)	400	7
Texas Capital Bancshares, Inc. (Æ)	8,250	334
Tompkins Financial Corp.	500	21
Tower Group International, Ltd.	5,865	108
Trico Bancshares	2,900	50
UMB Financial Corp.	13,810	677
Union First Market Bankshares Corp.	3,500	68
United Fire Group, Inc.	6,500	166
ViewPoint Financial Group, Inc.	16,290	328
Washington Banking Co.	9,337	131
Washington Federal, Inc.	17,915	314
Webster Financial Corp.	20,800	505
Weingarten Realty Investors (ö)	1,100	35
Westamerica Bancorporation	11,630	527
Westwood Holdings Group, Inc.	15,000	666
Wilshire Bancorp, Inc. (Æ)	41,300	280
Winthrop Realty Trust (ö)	12,128	153
WSFS Financial Corp.	2,300	112

		40,742

Health Care - 9.1%
Abaxis, Inc.	17,500	829
Accelrys, Inc. (Æ)	58,225	568
Affymetrix, Inc. (Æ)(Ñ)	55,400	261
Air Methods Corp.	21,250	1,026
Akorn, Inc. (Æ)	47,660	659
Albany Molecular Research, Inc. (Æ)	3,900	41
Align Technology, Inc. (Æ)	23,000	772
Almost Family, Inc.	3,200	65
Alphatec Holdings, Inc. (Æ)	4,200	9
AngioDynamics, Inc. (Æ)	3,100	35
athenahealth, Inc. (Æ)	6,790	659
BioScrip, Inc. (Æ)	41,108	522
Cambrex Corp. (Æ)	7,335	94
Cantel Medical Corp.	1,654	50
Centene Corp. (Æ)	10,540	464

8	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

CONMED Corp.	34,127	1,163
Cross Country Healthcare, Inc. (Æ)	6,300	33
CryoLife, Inc.	4,800	29
Cumberland Pharmaceuticals, Inc. (Æ)	2,800	14
Cytokinetics, Inc. (Æ)	37,600	43
Emergent Biosolutions, Inc. (Æ)	17,900	250
Exactech, Inc. (Æ)	10,800	223
Five Star Quality Care, Inc. (Æ)	32,500	217
Geron Corp. (Æ)(Ñ)	96,800	104
Greatbatch, Inc. (Æ)	12,900	385
Health Net, Inc. (Æ)	1,600	46
Hill-Rom Holdings, Inc.	13,700	483
HMS Holdings Corp. (Æ)	15,480	420
Invacare Corp.	2,600	34
Kindred Healthcare, Inc. (Æ)	1,600	17
Magellan Health Services, Inc. (Æ)	7,000	333
Masimo Corp.	4,852	95
Medical Action Industries, Inc. (Æ)	3,400	20
Medidata Solutions, Inc. (Æ)	22,535	1,307
Meridian Bioscience, Inc.	64,947	1,482
Molina Healthcare, Inc. (Æ)	12,600	389
National Research Corp.	11,225	651
Neogen Corp. (Æ)	16,625	825
NuVasive, Inc. (Æ)	19,400	413
Orthofix International NV (Æ)	1,600	57
PAREXEL International Corp. (Æ)	16,140	638
PharMerica Corp. (Æ)	8,600	120
Prestige Brands Holdings, Inc. (Æ)	18,650	479
RTI Biologics, Inc. (Æ)	23,200	91
Solta Medical, Inc. (Æ)	15,700	35
STERIS Corp.	15,176	631
Targacept, Inc. (Æ)	17,900	77
Techne Corp.	4,750	322
Triple-S Management Corp. Class B (Æ)	3,300	57
Universal American Corp.	12,500	104
US Physical Therapy, Inc.	12,343	331
WellCare Health Plans, Inc. (Æ)	5,000	290
West Pharmaceutical Services, Inc.	2,971	193

		18,455

Materials and Processing - 7.7%
AAON, Inc.	12,625	348
AMCOL International Corp.	18,065	545
Balchem Corp.	17,500	769
Beacon Roofing Supply, Inc. (Æ)	14,000	541
Buckeye Technologies, Inc.	2,700	81
Cabot Corp.	32,102	1,098
Comfort Systems USA, Inc.	2,200	31
Commercial Metals Co.	2,000	32
Culp, Inc.	1,900	30
Cytec Industries, Inc.	700	52
FutureFuel Corp.	4,700	57
Gibraltar Industries, Inc. (Æ)	4,700	86
Globe Specialty Metals, Inc.	44,850	624
Griffon Corp.	3,600	43
Haynes International, Inc.	11,920	659
Hecla Mining Co.	2,248	9

	Principal Amount ($) or Shares	Fair Value $
IAMGOLD Corp.	57,549	414
Insteel Industries, Inc.	7,371	121
Interface, Inc. Class A	20,053	385
Kaiser Aluminum Corp.	4,166	269
Kaydon Corp.	30,540	781
Koppers Holdings, Inc.	10,581	465
Kraton Performance Polymers, Inc. (Æ)	20,890	489
Kronos Worldwide, Inc. (Ñ)	26,120	409
Landec Corp. (Æ)	8,612	125
LB Foster Co. Class A	3,700	164
Mueller Industries, Inc.	4,400	234
NN, Inc. (Æ)	10,528	100
Noranda Aluminum Holding Corp.	117,130	526
Olympic Steel, Inc.	1,200	29
OM Group, Inc. (Æ)	39,369	925
Omnova Solutions, Inc. (Æ)	47,300	363
PGT, Inc. (Æ)	37,000	254
RTI International Metals, Inc. (Æ)	15,642	496
Schnitzer Steel Industries, Inc. Class A	26,320	702
Sensient Technologies Corp.	9,900	387
Simpson Manufacturing Co., Inc.	32,880	1,005
Stillwater Mining Co. (Æ)	21,509	278
TMS International Corp. Class A (Æ)	5,800	77
Tronox, Ltd. Class A (Ñ)	32,120	636
Unifi, Inc. (Æ)	400	8
United States Steel Corp. (Ñ)	1,500	29
Universal Forest Products, Inc.	9,765	389
Universal Stainless & Alloy (Æ)	17,919	651

		15,716

Producer Durables - 18.2%
ABM Industries, Inc.	62,660	1,394
ACCO Brands Corp. (Æ)	48,963	327
Advisory Board Co. (The) (Æ)	33,034	1,735
Aerovironment, Inc. (Æ)	10,225	185
AGCO Corp.	1,100	57
Air Transport Services Group, Inc. (Æ)	29,741	174
Aircastle, Ltd.	31,100	425
Alamo Group, Inc.	2,700	103
Albany International Corp. Class A	5,600	162
American Railcar Industries, Inc.	7,000	327
American Superconductor Corp. (Æ)	30,100	80
Argan, Inc.	13,700	204
Ascent Capital Group, Inc. Class A (Æ)	1,900	141
Astec Industries, Inc.	10,449	365
Astronics Corp. (Æ)	5,199	155
Atlas Air Worldwide Holdings, Inc. (Æ)	2,131	87
Avery Dennison Corp.	3,000	129
AZZ, Inc.	16,083	775
Barnes Group, Inc.	16,330	472
Brady Corp. Class A	26,740	897
Bristow Group, Inc.	7,300	481
CDI Corp.	3,700	64
Chart Industries, Inc. (Æ)	6,891	552
CIRCOR International, Inc.	14,989	637
Columbus McKinnon Corp. (Æ)	34,057	655
Compass Diversified Holdings	33,000	524

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Consolidated Graphics, Inc. (Æ)	4,217	165
Con-way, Inc.	16,830	593
CoStar Group, Inc. (Æ)	13,550	1,482
CRA International, Inc. (Æ)	1,200	27
Curtiss-Wright Corp.	25,160	873
Ducommun, Inc. (Æ)	13,721	272
Electronics for Imaging, Inc. (Æ)	20,352	516
EMCOR Group, Inc.	9,500	403
EnerSys, Inc. (Æ)	15,085	687
Engility Holdings, Inc. (Æ)	1,400	34
Ennis, Inc.	8,495	128
FARO Technologies, Inc. (Æ)	15,175	658
Flow International Corp. (Æ)	19,900	78
Forrester Research, Inc.	20,980	664
FreightCar America, Inc.	4,088	89
Gardner Denver, Inc.	1,203	90
Global Power Equipment Group, Inc.	1,300	23
GP Strategies Corp. (Æ)	2,900	69
GrafTech International, Ltd. (Æ)(Ñ)	78,191	601
Granite Construction, Inc.	22,296	710
Greenbrier Cos., Inc. (Æ)	14,863	338
Gulfmark Offshore, Inc. Class A	3,000	117
Harsco Corp.	36,840	912
Healthcare Services Group, Inc.	26,840	688
Heidrick & Struggles International, Inc.	7,800	117
Hub Group, Inc. Class A (Æ)	8,760	337
Hudson Technologies, Inc. (Æ)	19,200	78
Huntington Ingalls Industries, Inc.	7,600	405
InnerWorkings, Inc. (Æ)	40,000	606
Kadant, Inc.	1,300	33
Kelly Services, Inc. Class A (Æ)	8,100	151
Kennametal, Inc.	9,337	365
Kimball International, Inc. Class B	14,200	129
Knight Transportation, Inc.	64,650	1,041
Korn/Ferry International (Æ)	17,600	314
Lawson Products, Inc. (Æ)	521	9
Layne Christensen Co. (Æ)	22,386	479
Lexmark International, Inc. Class A (Ñ)	4,700	124
Liquidity Services, Inc. (Æ)(Ñ)	2,800	83
Mac-Gray Corp.	6,200	79
Marlin Business Services Corp.	1,800	42
Marten Transport, Ltd.	8,578	172
MAXIMUS, Inc.	6,800	544
Measurement Specialties, Inc. (Æ)	3,727	148
Modine Manufacturing Co. (Æ)	4,500	41
MYR Group, Inc. (Æ)	2,500	61
Old Dominion Freight Line, Inc. (Æ)	4,156	159
Orbital Sciences Corp. (Æ)	9,400	157
Orion Marine Group, Inc. (Æ)	5,032	50
Pacer International, Inc. (Æ)	11,800	59
PMFG, Inc. (Æ)	1,500	9
Quanta Services, Inc. (Æ)	16,501	472
Raven Industries, Inc.	35,000	1,176
Republic Airways Holdings, Inc. (Æ)	1,000	12
Resources Connection, Inc.	64,050	813
Rimage Corp.	200	2
Roadrunner Transportation Systems, Inc. (Æ)	2,000	46

	Principal Amount ($) or Shares	Fair Value $
Rollins, Inc.	25,000	614
Saia, Inc. (Æ)	13,700	496
SkyWest, Inc.	14,000	225
Southwest Airlines Co.	49,933	673
Spartan Motors, Inc.	1,517	8
Sterling Construction Co., Inc. (Æ)	300	3
Sun Hydraulics Corp.	44,806	1,457
Tetra Tech, Inc. (Æ)	20,400	622
Tidewater, Inc.	16,760	846
Triumph Group, Inc.	8,920	700
Tsakos Energy Navigation, Ltd.	50,050	218
Tutor Perini Corp. (Æ)	20,500	396
URS Corp.	3,000	142
VSE Corp.	1,000	25
Wabtec Corp.	10,613	1,084

		37,146

Technology - 18.9%
Acacia Research Corp. (Æ)	38,744	1,169
ACI Worldwide, Inc. (Æ)	22,200	1,084
ADTRAN, Inc. (Ñ)	28,240	555
ANADIGICS, Inc. (Æ)	32,000	64
Applied Micro Circuits Corp. (Æ)	70,250	521
ARC Document Solutions, Inc. (Æ)	2,100	6
Aspen Technology, Inc. (Æ)	8,022	259
AVG Technologies NV (Æ)(Ñ)	24,993	348
Aviat Networks, Inc. (Æ)	22,900	77
Avid Technology, Inc. (Æ)	19,400	122
Axcelis Technologies, Inc. (Æ)	1,714	2
Bel Fuse, Inc. Class B	2,700	42
Black Box Corp.	4,700	103
Blackbaud, Inc.	23,900	708
Bottomline Technologies de, Inc. (Æ)	35,000	998
Brocade Communications Systems, Inc. (Æ)	27,300	158
Brooks Automation, Inc.	71,350	726
Ceva, Inc. (Æ)	2,200	34
CIBER, Inc. (Æ)	16,800	79
Cohu, Inc. (Å)	43,340	406
Commtouch Software, Ltd. (Æ)	9,500	28
Computer Task Group, Inc.	22,951	491
comScore, Inc. (Æ)	9,699	163
Comtech Telecommunications Corp.	11,100	270
CSG Systems International, Inc. (Æ)	12,700	269
Diebold, Inc.	18,930	574
Digi International, Inc. (Æ)	7,700	69
Digital River, Inc. (Æ)	11,500	163
DSP Group, Inc. (Æ)	9,500	77
Echelon Corp. (Æ)	6,300	15
Electro Scientific Industries, Inc.	46,827	517
Emcore Corp. (Æ)(Ñ)	4,700	27
Emulex Corp. (Æ)	35,600	232
FormFactor, Inc. (Æ)	29,100	137
Glu Mobile, Inc. (Æ)(Ñ)	30,999	92
GSI Group, Inc. (Æ)	6,800	58
Harmonic, Inc. (Æ)	39,356	228
Hittite Microwave Corp. (Æ)	12,225	740
Imation Corp. (Æ)	5,000	19
Inphi Corp. (Æ)	26,270	275

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Insight Enterprises, Inc. (Æ)	6,200	128
Integrated Device Technology, Inc. (Æ)	50,600	378
Integrated Silicon Solution, Inc. (Æ)	10,200	94
Interactive Intelligence Group, Inc. (Æ)	13,933	618
InterDigital, Inc.	3,548	170
International Rectifier Corp. (Æ)	21,940	464
Intersil Corp. Class A	155,610	1,356
Intevac, Inc. (Æ)	2,100	10
InvenSense, Inc. Class A (Æ)(Ñ)	23,860	255
Ixia (Æ)	12,670	274
IXYS Corp.	2,800	27
Kemet Corp. (Æ)	8,000	50
KEYW Holding Corp. (The) (Æ)(Ñ)	12,664	204
Kulicke & Soffa Industries, Inc. (Æ)	46,629	539
LivePerson, Inc. (Æ)	36,339	493
LTX-Credence Corp. (Æ)	19,300	117
Marvell Technology Group, Ltd.	48,893	517
Mattson Technology, Inc. (Æ)	8,200	11
Mentor Graphics Corp.	15,200	274
Mercury Systems, Inc. (Æ)	77,436	571
Methode Electronics, Inc.	46,150	595
Micrel, Inc.	92,170	969
Mindspeed Technologies, Inc. (Æ)	30,800	103
MKS Instruments, Inc.	40,570	1,104
Molex, Inc.	3,400	100
Newport Corp. (Æ)	8,400	142
NIC, Inc.	67,330	1,290
Novatel Wireless, Inc. (Æ)	17,200	34
NVE Corp. (Æ)	9,625	543
NVIDIA Corp.	42,621	546
Oplink Communications, Inc. (Æ)	6,500	107
PC Connection, Inc.	4,400	72
Pericom Semiconductor Corp. (Æ)	6,700	46
Photronics, Inc. (Æ)	18,742	125
Plexus Corp. (Æ)	2,100	51
Polycom, Inc. (Æ)	51,975	576
Procera Networks, Inc. (Æ)	20,427	243
PROS Holdings, Inc. (Æ)	40,025	1,086
QLIK Technologies, Inc. (Æ)	18,005	465
QLogic Corp. (Æ)	26,200	304
Quantum Corp. (Æ)	103,500	132
Radisys Corp. (Æ)	7,400	36
Richardson Electronics, Ltd.	1,000	12
Rubicon Technology, Inc. (Æ)	7,258	48
Sapient Corp. (Æ)	6,762	82
SciQuest, Inc. (Æ)	29,225	703
Seachange International, Inc. (Æ)	18,600	221
ShoreTel, Inc. (Æ)	14,500	53
Sigma Designs, Inc. (Æ)	16,200	79
Silicon Graphics International Corp. (Æ)	23,800	327
Silicon Image, Inc. (Æ)	68,000	330
Skyworks Solutions, Inc. (Æ)	4,453	98
Smith Micro Software, Inc. (Æ)	2,900	4
Sourcefire, Inc. (Æ)	18,470	1,094
Spansion, Inc. Class A (Æ)	22,400	288
SPS Commerce, Inc. (Æ)	10,818	462
STEC, Inc. (Æ)	23,172	102
Stratasys, Ltd. (Æ)(Ñ)	9,825	729
Supertex, Inc.	2,600	58

	Principal Amount ($) or Shares		Fair Value $
Symmetricom, Inc. (Æ)	6,400		29
Synchronoss Technologies, Inc. (Æ)	28,060		871
Take-Two Interactive Software, Inc. (Æ)	10,008		162
Tech Data Corp. (Æ)	2,500		114
TeleCommunication Systems, Inc. Class A (Æ)	29,500		66
TeleNav, Inc. (Æ)	11,117		72
Tellabs, Inc.	122,200		255
Tessco Technologies, Inc.	18,772		406
Tessera Technologies, Inc.	41,260		774
TTM Technologies, Inc. (Æ)	18,300		139
Tyler Technologies, Inc. (Æ)	27,745		1,700
United Online, Inc.	57,900		349
Unwired Planet, Inc. (Æ)	18,400		41
Vishay Intertechnology, Inc. (Æ)(Ñ)	77,242		1,050
Vocera Communications, Inc. (Æ)	15,130		348
Xyratex, Ltd.	33,060		327

			38,517

Utilities - 1.3%
ALLETE, Inc.	4,880		239
Black Hills Corp.	7,050		310
Cbeyond, Inc. (Æ)	11,100		82
Chesapeake Utilities Corp.	1,900		93
Cleco Corp.	3,000		141
El Paso Electric Co.	9,600		324
Energen Corp.	2,900		151
Pike Electric Corp.	3,500		50
PNM Resources, Inc.	21,300		497
Portland General Electric Co.	7,100		215
Telephone & Data Systems, Inc.	3,200		67
Towerstream Corp. (Æ)(Ñ)	30,822		69
Unitil Corp.	4,318		121
UNS Energy Corp.	1,407		69
Vonage Holdings Corp. (Æ)	92,000		266

			2,694

Total Common Stocks (cost $170,800)			197,792

Short-Term Investments - 2.8%
Russell U.S. Cash Management Fund	5,757,297	(¥)	5,757

Total Short-Term Investments (cost $5,757)			5,757

Other Securities - 6.0%
Russell U.S. Cash Collateral Fund (×)	12,308,062	(¥)	12,308

Total Other Securities (cost $12,308)			12,308

Total Investments - 105.8% (identified cost $188,865)			215,857

Other Assets and Liabilities, Net - (5.8%)			(11,889)

Net Assets - 100.0%			203,968

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted	Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.2%
Cohu, Inc.	03/05/07	43,340	10.57	481	406

					406

For a description of restricted securities see note 6 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures (CME)	64	USD	6,073	06/13	110

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					110

Presentation of Portfolio Holdings — March 31, 2013 (Unaudited)

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$25,147	$—	$—	$25,147
Consumer Staples	5,006	—	—	5,006
Energy	14,369	—	—	14,369
Financial Services	40,742	—	—	40,742
Health Care	18,455	—	—	18,455
Materials and Processing	15,716	—	—	15,716
Producer Durables	37,146	—	—	37,146
Technology	38,517	—	—	38,517
Utilities	2,694	—	—	2,694
Short-Term Investments	—	5,757	—	5,757
Other Securities	—	12,308	—	12,308

Total Investments	197,792	18,065	—	215,857

Other Financial Instruments
Futures Contracts	110	—	—	110

Total Other Financial Instruments*	$110	$—	$—	$110

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund	13

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.0%
Australia - 0.5%
QBE Insurance Group, Ltd.	93,862	1,320
Westpac Banking Corp.	12,078	387

		1,707

Austria - 0.7%
Andritz AG (Æ)(Ñ)	10,960	735
Erste Group Bank AG	66,800	1,861

		2,596

Belgium - 0.4%
Anheuser-Busch InBev NV	7,025	696
KBC Groep NV	17,798	613

		1,309

Bermuda - 1.9%
Credicorp, Ltd.	9,097	1,511
Li & Fung, Ltd.	834,000	1,150
PartnerRe, Ltd. - ADR	10,075	938
RenaissanceRe Holdings, Ltd.	10,425	959
Seadrill, Ltd.	35,300	1,311
Yue Yuen Industrial Holdings, Ltd.	345,000	1,124

		6,993

Brazil - 1.4%
BM&FBovespa SA	80,000	540
BR Malls Participacoes SA	54,400	677
Brookfield Incorporacoes SA	449,500	558
Embraer SA - ADR (Æ)	58,000	2,069
Itau Unibanco Holding SA - ADR	52,283	931
Tim Participacoes SA - ADR	10,881	238

		5,013

Canada - 1.7%
Brookfield Asset Management, Inc. Class A	40,332	1,472
Canadian National Railway Co. (Æ)(Þ)	23,574	2,364
Toronto-Dominion Bank (The)	18,489	1,539
Valeant Pharmaceuticals International, Inc. (Æ)	9,100	683

		6,058

Cayman Islands - 0.2%
Dongyue Group (Ñ)	1,306,400	757

China - 0.4%
Industrial & Commercial Bank of China, Ltd. Class H	1,935,000	1,356

Czech Republic - 0.1%
Komercni Banka AS	2,801	535

Denmark - 1.4%
Coloplast A/S Class B	20,495	1,103
Danske Bank A/S (Æ)	142,276	2,544

	Principal Amount ($) or Shares	Fair Value $
Novo Nordisk A/S Class B	8,564	1,391

		5,038

France - 8.8%
Air Liquide SA Class A	15,147	1,840
Arkema SA	11,516	1,048
BNP Paribas SA	39,259	2,015
Capital Gemini SA	49,875	2,270
Casino Guichard Perrachon SA (Æ)	4,300	452
Credit Agricole SA (Æ)	80,585	664
Danone SA	28,346	1,972
Dassault Systemes SA	16,345	1,889
GDF Suez	34,000	655
Lagardere SCA	28,031	1,032
Legrand SA - ADR	25,698	1,121
LVMH Moet Hennessy Louis Vuitton SA - ADR	11,328	1,944
Natixis	112,358	427
Pernod-Ricard SA	15,935	1,986
Rallye SA	43,285	1,587
Sanofi - ADR	42,532	4,321
Schneider Electric SA	43,208	3,157
Technip SA	11,442	1,173
Total SA	50,400	2,413

		31,966

Germany - 7.8%
Bayer AG	31,054	3,203
Bayerische Motoren Werke AG	17,917	1,546
Beiersdorf AG (Æ)	18,436	1,702
Brenntag AG	6,136	958
Daimler AG	36,900	2,008
Deutsche Boerse AG	56,037	3,394
E.ON SE	34,175	597
Fresenius SE & Co. KGaA	13,274	1,638
Henkel AG & Co. KGaA	6,362	502
Linde AG	14,389	2,675
Merck KGaA	9,953	1,502
MTU Aero Engines Holding AG	21,771	2,064
SAP AG - ADR	41,562	3,330
Siemens AG	15,925	1,715
Volkswagen AG	8,166	1,536

		28,370

Hong Kong - 1.4%
AIA Group, Ltd.	758,000	3,320
China Mobile, Ltd.	112,000	1,186
China Unicom Hong Kong, Ltd.	502,000	673

		5,179

India - 0.6%
ICICI Bank, Ltd. - ADR	30,803	1,321
Tata Motors, Ltd. - ADR	40,880	998

		2,319

14	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Indonesia - 0.3%
Bank Rakyat Indonesia Persero Tbk PT	1,241,500	1,118

Ireland - 0.4%
DCC PLC	27,300	960
Ryanair Holdings PLC - ADR (Æ)	8,394	351

		1,311

Israel - 0.7%
Check Point Software Technologies, Ltd. (Æ)	33,158	1,558
Teva Pharmaceutical Industries, Ltd. - ADR	25,500	1,012

		2,570

Italy - 2.0%
Enel SpA	270,325	882
ENI SpA - ADR	141,807	3,187
Saipem SpA - ADR	21,212	652
Snam Rete Gas SpA	337,125	1,537
Telecom Italia SpA	1,338,100	945

		7,203

Japan - 13.3%
Amada Co., Ltd.	289,700	1,911
Canon, Inc.	84,700	3,105
Dai-ichi Life Insurance Co., Ltd. (The) (Æ)	575	766
Denso Corp.	49,000	2,069
FANUC Corp.	7,400	1,131
Fuji Heavy Industries, Ltd.	60,000	946
Honda Motor Co., Ltd.	102,200	3,908
Hoya Corp.	55,600	1,043
Inpex Corp.	257	1,376
ITOCHU Corp.	236,300	2,883
KDDI Corp.	50,000	2,085
Lawson, Inc.	25,900	1,987
Mabuchi Motor Co., Ltd.	39,600	2,129
Makita Corp.	24,900	1,103
Mitsubishi UFJ Financial Group, Inc.	186,700	1,119
MS&AD Insurance Group Holdings	67,100	1,485
NTT DOCOMO, Inc.	894	1,326
ORIX Corp. (Æ)	175,900	2,235
Shin-Etsu Chemical Co., Ltd.	75,900	5,006
Sumitomo Corp.	143,500	1,803
Sumitomo Mitsui Financial Group, Inc.	71,800	2,929
THK Co., Ltd.	69,700	1,374
Toyota Motor Corp.	8,800	451
Toyota Tsusho Corp.	45,300	1,154
Yahoo! Japan Corp. (Æ)	2,625	1,206
Yokogawa Electric Corp.	153,600	1,534

		48,064

Jersey - 3.1%
Delphi Automotive PLC	70,968	3,151
Experian PLC	54,437	943
Glencore International PLC (Ñ)	243,478	1,317
Wolseley PLC - ADR	29,693	1,477

	Principal Amount ($) or Shares	Fair Value $
WPP PLC	263,363	4,198

		11,086

Luxembourg - 0.1%
ArcelorMittal	35,473	457

Mexico - 0.4%
Fomento Economico Mexicano SAB de CV - ADR	10,615	1,205
Grupo Fin Santander ADR B - ADR (Æ)	19,912	307

		1,512

Netherlands - 6.3%
Aegon NV	518,159	3,116
Akzo Nobel NV	58,917	3,740
Delta Lloyd NV	110,800	1,900
Heineken NV	36,624	2,759
ING Groep NV (Æ)	512,977	3,641
Koninklijke Philips Electronics NV	58,954	1,745
Randstad Holding NV (Æ)	44,110	1,806
Reed Elsevier NV (Æ)	87,350	1,496
STMicroelectronics NV	104,350	803
Unilever NV	45,313	1,857

		22,863

Norway - 1.9%
DNB ASA	155,700	2,283
Marine Harvest ASA (Æ)	2,230,100	2,068
Orkla ASA	178,500	1,427
Statoil ASA Class N	49,144	1,188

		6,966

Russia - 1.0%
Gazprom OAO - ADR (Æ)	184,790	1,580
Rosneft Oil Co. - GDR	208,200	1,589
Sberbank of Russia - ADR	37,923	485
		3,654

Singapore - 2.1%
DBS Group Holdings, Ltd.	94,000	1,213
Jardine Cycle & Carriage, Ltd.	91,500	3,771
Singapore Telecommunications, Ltd.	143,000	414
United Overseas Bank, Ltd.	126,100	2,072

		7,470

South Africa - 0.8%
Aspen Pharmacare Holdings, Ltd. (Æ)	29,605	615
Discovery Holdings, Ltd.	139,526	1,187
FirstRand, Ltd.	293,506	1,028

		2,830

South Korea - 1.4%
Hana Financial Group, Inc.	18,965	668
Samsung Electronics Co., Ltd.	2,005	2,721
Shinhan Financial Group Co., Ltd.	42,971	1,539

		4,928

Non-U.S. Fund	15

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Spain - 1.6%
Amadeus IT Holding SA Class A	52,705	1,424
Banco Santander SA - ADR	408,052	2,742
Inditex SA	6,474	858
Indra Sistemas SA (Ñ)	56,450	673
Red Electrica Corp. SA	4,728	238

		5,935

Sweden - 0.7%
Atlas Copco AB Class A	55,098	1,565
Hennes & Mauritz AB Class B	25,968	928

		2,493

Switzerland - 9.5%
ABB, Ltd. (Æ)	62,100	1,401
ABB, Ltd. - ADR (Æ)(Ñ)	28,300	644
ACE, Ltd.	9,950	885
Credit Suisse Group AG (Æ)	45,012	1,181
GAM Holding AG (Æ)	60,701	1,026
Geberit AG	4,574	1,126
Givaudan SA (Æ)	188	231
Helvetia Holding AG	1,000	403
Julius Baer Group, Ltd. (Æ)	35,698	1,388
Kuehne & Nagel International AG	4,707	513
Nestle SA	60,223	4,354
Novartis AG	74,575	5,299
Partners Group Holding AG	5,023	1,240
Roche Holding AG	22,422	5,221
Sonova Holding AG (Æ)	4,730	568
Swiss Re AG	11,069	900
Syngenta AG	3,506	1,463
TE Connectivity, Ltd.	45,400	1,904
UBS AG (Æ)	199,553	3,058
Zurich Insurance Group AG (Æ)	5,553	1,545

		34,350

Taiwan - 1.4%
Hon Hai Precision Industry Co., Ltd.	864,386	2,390
Hon Hai Precision Industry Co., Ltd. - GDR	27,462	153
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	90,443	1,555
Teco Electric and Machinery Co., Ltd.	1,426,000	1,133

		5,231

Turkey - 0.3%
Turkiye Halk Bankasi AS	89,033	952

United Kingdom - 19.9%
Anglo American PLC	49,574	1,275
ARM Holdings PLC	51,989	728
Aviva PLC	145,971	657
Babcock International Group PLC	56,288	931
BAE Systems PLC	399,900	2,396
Barclays PLC	960,182	4,248
Berkeley Group Holdings PLC	33,404	1,036
BG Group PLC	73,480	1,261

	Principal Amount ($) or Shares		Fair Value $
BP PLC	609,044		4,256
BP PLC - ADR	7,100		301
Carillion PLC	158,375		655
Compass Group PLC	284,449		3,632
Dairy Crest Group PLC	185,109		1,205
Diageo PLC	97,980		3,090
DS Smith PLC Class F	500,750		1,665
GlaxoSmithKline PLC - ADR	70,800		1,655
Hays PLC	280,830		412
HSBC Holdings PLC	554,453		5,901
Imperial Tobacco Group PLC	130,922		4,573
InterContinental Hotels Group PLC - ADR	42,489		1,296
Invensys PLC	211,100		1,125
John Wood Group PLC	65,789		866
Johnson Matthey PLC	29,759		1,040
National Grid PLC	199,600		2,320
Reckitt Benckiser Group PLC	25,658		1,839
Rio Tinto PLC (Æ)	31,762		1,489
Rolls-Royce Holdings PLC (Æ)	50,267		863
Royal Bank of Scotland Group PLC (Æ)	192,262		805
Royal Dutch Shell PLC Class A	154,583		4,992
Sage Group PLC (The)	210,421		1,096
Smith & Nephew PLC	116,585		1,346
Smiths Group PLC	53,579		1,023
Standard Chartered PLC	91,738		2,375
Travis Perkins PLC	123,275		2,722
Tullow Oil PLC	56,190		1,051
Vodafone Group PLC - ADR (Æ)	1,693,492		4,801
Weir Group PLC (The)	33,045		1,136

			72,062

United States - 0.5%
Philip Morris International, Inc.	10,700		992
Yum! Brands, Inc.	8,810		634

			1,626

Total Common Stocks (cost $295,138)			343,877

Preferred Stocks - 0.3%
Brazil - 0.3%
Usinas Siderurgicas de Minas Gerais SA (Æ)	171,175		917

Germany - 0.0%
Porsche Automobil Holding SE	2,400		175

Total Preferred Stocks (cost $819)			1,092

Short-Term Investments - 4.3%
United States - 4.3%
Russell U.S. Cash Management Fund	15,350,702	(¥)	15,351

Total Short-Term Investments (cost $15,351)			15,351

16	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Other Securities - 0.8%
Russell U.S. Cash Collateral Fund (X)	3,008,609	(¥)	3,009

Total Other Securities (cost $3,009)			3,009

Total Investments - 100.4% (identified cost $314,317)			363,329

Other Assets and Liabilities, Net - (0.4%)			(1,425)

Net Assets - 100.0%			361,904

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	17

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	11	AUD	1,366	06/13	(19)
CAC 40 Index Futures (France)	35	EUR	1,306	04/13	(45)
DAX Index Futures (Germany)	7	EUR	1,365	06/13	(46)
EURO STOXX 50 Index Futures (EMU)	111	EUR	2,835	06/13	(132)
FTSE 100 Index Futures (United Kingdom)	35	GBP	2,223	06/13	(40)
Hang Seng Index Futures (Hong Kong)	4	HKD	4,463	04/13	1
S&P TSE 60 Index Futures (Canada)	13	CAD	1,895	06/13	(16)
TOPIX Index Futures (Japan)	28	JPY	290,780	06/13	130

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(167)

See accompanying notes which are an integral part of this quarterly report.

18	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brothers Harriman & Co.	USD	193	EUR	150	04/02/13	(1)
Brown Brothers Harriman & Co.	USD	295	EUR	229	04/02/13	(1)
Brown Brothers Harriman & Co.	USD	92	EUR	72	04/03/13	—
Brown Brothers Harriman & Co.	USD	250	EUR	196	04/03/13	1
Brown Brothers Harriman & Co.	USD	115	EUR	89	04/04/13	—
Brown Brothers Harriman & Co.	USD	128	EUR	100	04/04/13	—
Brown Brothers Harriman & Co.	USD	131	EUR	102	04/04/13	—
Brown Brothers Harriman & Co.	EUR	97	USD	125	04/02/13	—
Brown Brothers Harriman & Co.	EUR	20	USD	26	04/03/13	—
Brown Brothers Harriman & Co.	GBP	80	USD	121	06/19/13	(1)
Brown Brothers Harriman & Co.	JPY	18,394	USD	195	04/01/13	—
HSBC Bank PLC	USD	308	AUD	301	06/19/13	4
HSBC Bank PLC	USD	398	CAD	409	06/19/13	4
HSBC Bank PLC	USD	1,810	EUR	1,398	06/19/13	(16)
HSBC Bank PLC	USD	712	GBP	477	06/19/13	13
HSBC Bank PLC	USD	130	HKD	1,006	06/19/13	—
HSBC Bank PLC	USD	554	JPY	53,222	06/19/13	12
JPMorgan Chase Bank	USD	308	AUD	301	06/19/13	4
JPMorgan Chase Bank	USD	398	CAD	409	06/19/13	4
JPMorgan Chase Bank	USD	1,810	EUR	1,398	06/19/13	(17)
JPMorgan Chase Bank	USD	111	GBP	73	04/04/13	—
JPMorgan Chase Bank	USD	225	GBP	148	04/04/13	—
JPMorgan Chase Bank	USD	712	GBP	477	06/19/13	13
JPMorgan Chase Bank	USD	130	HKD	1,006	06/19/13	—
JPMorgan Chase Bank	USD	554	JPY	53,222	06/19/13	12
JPMorgan Chase Bank	GBP	427	USD	649	04/04/13	—
Morgan Stanley & Co., Inc.	USD	6	JPY	560	04/01/13	—
Royal Bank of Canada	USD	308	AUD	301	06/19/13	4
Royal Bank of Canada	USD	398	CAD	409	06/19/13	4
Royal Bank of Canada	USD	1,810	EUR	1,398	06/19/13	(17)
Royal Bank of Canada	USD	712	GBP	477	06/19/13	14
Royal Bank of Canada	USD	130	HKD	1,006	06/19/13	—
Royal Bank of Canada	USD	554	JPY	53,222	06/19/13	12
Royal Bank of Scotland PLC	CAD	50	USD	49	06/19/13	—
Royal Bank of Scotland PLC	GBP	50	USD	76	06/19/13	—
State Street Bank & Trust Co.	USD	102	AUD	100	06/19/13	1
State Street Bank & Trust Co.	USD	308	AUD	301	06/19/13	4
State Street Bank & Trust Co.	USD	97	CAD	100	06/19/13	1
State Street Bank & Trust Co.	USD	397	CAD	409	06/19/13	4
State Street Bank & Trust Co.	USD	1,810	EUR	1,398	06/19/13	(17)
State Street Bank & Trust Co.	USD	37	GBP	25	04/04/13	—
State Street Bank & Trust Co.	USD	72	GBP	47	04/04/13	—
State Street Bank & Trust Co.	USD	74	GBP	50	06/19/13	1
State Street Bank & Trust Co.	USD	712	GBP	477	06/19/13	14
State Street Bank & Trust Co.	USD	29	HKD	222	04/02/13	—
State Street Bank & Trust Co.	USD	20	HKD	158	04/03/13	—
State Street Bank & Trust Co.	USD	116	HKD	900	06/19/13	—
State Street Bank & Trust Co.	USD	130	HKD	1,006	06/19/13	—
State Street Bank & Trust Co.	USD	209	JPY	20,000	06/19/13	4
State Street Bank & Trust Co.	USD	553	JPY	53,222	06/19/13	12
State Street Bank & Trust Co.	AUD	9	USD	10	04/02/13	—
State Street Bank & Trust Co.	AUD	50	USD	52	06/19/13	—
State Street Bank & Trust Co.	CHF	7	USD	7	04/02/13	—

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	DKK	6	USD	1	04/02/13	—
State Street Bank & Trust Co.	EUR	—	USD	1	04/02/13	—
State Street Bank & Trust Co.	EUR	1	USD	1	04/02/13	—
State Street Bank & Trust Co.	EUR	9	USD	11	04/02/13	—
State Street Bank & Trust Co.	EUR	100	USD	129	06/19/13	—
State Street Bank & Trust Co.	GBP	1	USD	1	04/02/13	—
State Street Bank & Trust Co.	GBP	1	USD	2	04/02/13	—
State Street Bank & Trust Co.	GBP	14	USD	21	04/02/13	—
State Street Bank & Trust Co.	GBP	20	USD	30	04/02/13	—
State Street Bank & Trust Co.	GBP	21	USD	32	04/02/13	—
State Street Bank & Trust Co.	GBP	73	USD	110	04/02/13	—
State Street Bank & Trust Co.	GBP	70	USD	106	04/04/13	—
State Street Bank & Trust Co.	JPY	123	USD	1	04/01/13	—
State Street Bank & Trust Co.	JPY	1,124	USD	12	04/01/13	—
State Street Bank & Trust Co.	JPY	1,633	USD	17	04/01/13	—
State Street Bank & Trust Co.	JPY	20,000	USD	209	06/19/13	(3)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						69

See accompanying notes which are an integral part of this quarterly report.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — March 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$1,707	$—	$—	$1,707
Austria	2,596	—	—	2,596
Belgium	1,309	—	—	1,309
Bermuda	6,993	—	—	6,993
Brazil	5,013	—	—	5,013
Canada	6,058	—	—	6,058
Cayman Islands	757	—	—	757
China	1,356	—	—	1,356
Czech Republic	535	—	—	535
Denmark	5,038	—	—	5,038
France	31,966	—	—	31,966
Germany	28,370	—	—	28,370
Hong Kong	5,179	—	—	5,179
India	2,319	—	—	2,319
Indonesia	1,118	—	—	1,118
Ireland	1,311	—	—	1,311
Israel	2,570	—	—	2,570
Italy	7,203	—	—	7,203
Japan	48,064	—	—	48,064
Jersey	11,086	—	—	11,086
Luxembourg	457	—	—	457
Mexico	1,512	—	—	1,512
Netherlands	22,863	—	—	22,863
Norway	6,966	—	—	6,966
Russia	3,654	—	—	3,654
Singapore	7,470	—	—	7,470
South Africa	2,830	—	—	2,830
South Korea	4,928	—	—	4,928
Spain	5,935	—	—	5,935
Sweden	2,493	—	—	2,493
Switzerland	34,350	—	—	34,350
Taiwan	5,231	—	—	5,231
Turkey	952	—	—	952
United Kingdom	72,062	—	—	72,062
United States	1,626	—	—	1,626
Preferred Stocks	1,092	—	—	1,092
Short-Term Investments	—	15,351	—	15,351
Other Securities	—	3,009	—	3,009

Total Investments	344,969	18,360	—	363,329

Other Financial Instruments
Futures Contracts	(167)	—	—	(167)
Foreign Currency Exchange Contracts	—	69	—	69

Total Other Financial Instruments*	$(167)	$69	$—	$(98)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	21

Russell Investment Funds

Core Bond Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 82.0%
Asset-Backed Securities - 6.5%
Access Group, Inc. Series 2008-1 Class A 1.601% due 10/27/25 (Ê)	531	539
ACE Securities Corp. Series 2005-SD3 Class A 0.604% due 08/25/45 (Ê)	30	30
Ally Auto Receivables Trust Series 2010-1 Class A4 2.300% due 12/15/14	319	321
Series 2012-2 Class A2 0.560% due 10/15/14	763	764
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	290	294
Series 2012-1 Class A2 1.440% due 02/15/17	445	450
Series 2013-1 Class A2 1.000% due 02/15/18	835	836
Alm Loan Funding Series 2012-7A Class A1 1.722% due 10/19/24 (Ê)(Þ)	450	452
American Express Credit Account Master Trust Series 2010-1 Class A 0.453% due 11/16/15 (Ê)	230	230
AmeriCredit Automobile Receivables Trust Series 2010-1 Class B 3.720% due 11/17/14	109	109
Series 2010-4 Class B 1.990% due 10/08/15	220	222
Series 2011-2 Class A3 1.610% due 10/08/15	188	188
Series 2011-3 Class B 2.280% due 06/08/16	450	459
Series 2012-2 Class A2 0.760% due 10/08/15	1,183	1,185
Arbor Realty Collateralized Loan Obligation, Ltd. Series 2013-1A Class A 2.203% due 02/15/23 (Ê)(Þ)	500	503
ARI Fleet Lease Trust Series 2013-A Class A1 0.260% due 04/15/14 (Þ)	310	310
Asset Backed Securities Corp. Home Equity Series 2005-HE5 Class M3 0.684% due 06/25/35 (Ê)	1,050	892
Series 2006-HE5 Class A5 0.444% due 07/25/36 (Ê)	1,200	524
Bank of America Auto Trust Series 2010-1A Class A4 2.180% due 02/15/17 (Þ)	187	188
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	204

	Principal Amount ($) or Shares	Fair Value $
Brazos Higher Education Authority Series 2010-1 Class A2 1.488% due 02/25/35 (Ê)	500	512
Series 2011-2 Class A3 1.301% due 10/27/36 (Ê)	410	412
Capital One Multi-Asset Execution Trust Series 2006-A12 Class A 0.263% due 07/15/16 (Ê)	120	120
Chesapeake Funding LLC Series 2012-1A Class A 0.953% due 11/07/23 (Ê)(Þ)	925	929
CIT Education Loan Trust Series 2007-1 Class A 0.374% due 03/25/42 (Ê)(Þ)	460	426
Citigroup Mortgage Loan Trust, Inc. Series 2007-WFH1 Class A3 0.354% due 01/25/37 (Ê)	1,232	1,161
Series 2007-WFH1 Class A4 0.404% due 01/25/37 (Ê)	934	779
Series 2007-WFH4 Class A2B 1.254% due 07/25/37 (Ê)	1,282	1,111
Conseco Financial Corp. Series 1996-10 Class M1 7.240% due 11/15/28	673	733
Series 1999-2 Class A5 6.680% due 12/01/30	342	344
Countrywide Asset-Backed Certificates Series 2006-3 Class 2A2 0.384% due 06/25/36 (Ê)	130	129
Series 2007-4 Class A2 5.530% due 04/25/47	245	232
Educational Funding of the South, Inc. Series 2011-1 Class A2 0.951% due 04/25/35 (Ê)	450	453
EFS Volunteer LLC Series 2010-1 Class A2 1.151% due 10/25/35 (Ê)(Þ)	500	477
Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	48	51
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 7.987% due 12/25/30	33	36
Ford Credit Floorplan Master Owner Trust Series 2012-4 Class A1 0.740% due 09/15/16	605	606
Halcyon Structured Asset Management CLO I, Ltd. Series 2006-1A Class A2 0.479% due 05/21/18 (Ê)(Þ)	258	257
Honda Auto Receivables 2011-3 Owner Trust Series 2011-3 Class A3 0.880% due 09/21/15	1,200	1,205
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.493% due 01/20/34 (Ê)	120	119

22	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Hyundai Auto Receivables Trust Series 2011-B Class A3 1.040% due 09/15/15	152	153
Series 2012-B Class A2 0.540% due 01/15/15	1,032	1,032
IXIS Real Estate Capital Trust Series 2005-HE1 Class M2 0.939% due 06/25/35 (Ê)	9	9
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1 Class AF6 4.920% due 03/25/47	1,864	1,258
Lafayette CLO, Ltd. Series 2012-1A Class A 1.683% due 09/06/22 (Ê)(Þ)	295	296
Landmark VII CDO, Ltd. Series 2006-7A Class A1L 0.579% due 07/15/18 (Ê)(Þ)	430	426
Lehman XS Trust Series 2006-9 Class A1B 0.364% due 05/25/46 (Ê)	173	139
Series 2006-13 Class 1A2 0.374% due 09/25/36 (Ê)	166	135
Series 2006-19 Class A2 0.374% due 12/25/36 (Ê)	173	139
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.764% due 10/25/34 (Ê)	5	4
Series 2004-4 Class M1 1.104% due 10/25/34 (Ê)	1,200	1,102
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class A2B 0.374% due 04/25/37 (Ê)	125	69
Series 2007-4 Class 2A2 0.324% due 07/25/37 (Ê)	887	486
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 1.253% due 07/20/43 (Ê)	650	605
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE5 Class A2C 0.454% due 03/25/37 (Ê)	789	347
Series 2007-HE5 Class A2D 0.544% due 03/25/37 (Ê)	789	352
Morgan Stanley Capital I, Inc. Series 2006-HE1 Class A4 0.494% due 01/25/36 (Ê)	1,950	1,173
Motor PLC Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	315	316
Neptune Finance CCS, Ltd. Series 2008-1A Class A 0.917% due 04/20/20 (Ê)(Þ)	450	448
NOB Hill CLO, Ltd. Series 2006-1A Class A1 0.540% due 08/15/18 (Ê)(Þ)	688	681

	Principal Amount ($) or Shares	Fair Value $
OHA Credit Partners VII, Ltd. Series 2012-7A Class A 1.709% due 11/20/23 (Ê)(Þ)	450	452
Pacifica CDO V Corp. Series 2006-5A Class A1 0.561% due 01/26/20 (Ê)(Þ)	379	375
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 4.866% due 01/25/36	93	84
Series 2006-C Class A4 0.454% due 07/25/36 (Ê)	1,480	1,076
Series 2006-D Class A3 0.464% due 11/25/46 (Ê)	1,500	1,066
Porsche Financial Auto Securities Series 2011-1 Class A3 0.840% due 01/16/15 (Þ)	291	291
RAMP Trust Series 2003-RS9 Class AI6A 6.110% due 10/25/33	362	354
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	114	113
RASC Trust Series 2003-KS4 Class AIIB 0.784% due 06/25/33 (Ê)	27	20
Red River CLO, Ltd. Series 2006-1A Class A 0.569% due 07/27/18 (Ê)(Þ)	475	458
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	85	83
Series 2006-1 Class AF6 5.746% due 05/25/36	161	119
Series 2007-1 Class AF2 5.512% due 04/25/37	415	233
Series 2007-2 Class AF2 5.675% due 06/25/37	124	71
RIAL 2013 LT2 A 2.833% due 05/22/28	170	170
Santander Drive Auto Receivables Trust Series 2011-2 Class B 2.660% due 01/15/16	180	183
Series 2011-3 Class B 2.500% due 12/15/15	530	538
Series 2012-1 Class B 2.720% due 05/16/16	340	348
Series 2012-2 Class B 2.090% due 08/15/16	430	437
Series 2013-1 Class B 1.160% due 01/15/19	230	231
Series 2013-2 Class B 1.330% due 03/15/18	360	360
SLM Private Education Loan Trust Series 2010-A Class 2A 3.453% due 05/16/44 (Ê)(Þ)	756	801
Series 2011-B Class A2 3.740% due 02/15/29 (Þ)	145	158
Series 2012-A Class A2 3.830% due 01/17/45 (Þ)	305	334

Core Bond Fund	23

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2012-B Class A2 3.480% due 10/15/30 (Þ)	280	300
Series 2012-E Class A2A 2.090% due 06/15/45 (Þ)	135	138
SLM Student Loan Trust Series 2003-11 Class A6 0.570% due 12/15/25 (Ê)(Þ)	350	346
Series 2005-5 Class A2 0.381% due 10/25/21 (Ê)	206	206
Series 2008-7 Class A2 0.801% due 10/25/17 (Ê)	1,712	1,720
Series 2012-7 Class A3 0.854% due 05/26/26 (Ê)	475	479
Series 2013-A Class A2A 1.770% due 05/17/27 (Þ)	315	315
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	426	473
SMART Trust pp 1.770% due 10/14/14 (Þ)	557	560
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	770	791
Series 2012-1USA Class A2A 1.040% due 09/14/14 (Þ)	457	458
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	310	319
Series 2013-1US Class A4A 1.050% due 10/14/18	305	304
Soundview Home Equity Loan Trust Series 2005-1 Class M2 0.954% due 04/25/35 (Ê)	881	857
Series 2005-OPT3 Class A4 0.504% due 11/25/35 (Ê)	306	302
Toyota Auto Receivables Owner Trust Series 2011-A Class A3 0.980% due 10/15/14	113	113
Veritas CLO I, Ltd. Series 2004-1A Class B 1.084% due 09/05/16 (Ê)(Þ)	445	445
Volvo Financial Eqiuptment LLC Series 2013-1A Class A1 0.260% due 04/15/14 (Þ)	745	745
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.354% due 05/25/36 (Ê)	499	275

		45,463

Corporate Bonds and Notes - 12.7%
AbbVie, Inc. 1.056% due 11/06/15 (Ê)(Þ)	400	406
1.750% due 11/06/17 (Þ)	655	663
Actavis, Inc. 5.000% due 08/15/14	275	290
Ally Financial, Inc. 4.625% due 06/26/15	400	419
7.500% due 09/15/20	100	122

	Principal Amount ($) or Shares	Fair Value $
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	155	163
Altria Group, Inc. 9.700% due 11/10/18	436	607
10.200% due 02/06/39	160	269
Amazon.com, Inc. 1.200% due 11/29/17	295	293
American Airlines 2013-1 Class A Pass Through Trust 4.000% due 07/15/25 (Þ)	450	458
American General Institutional Capital B 8.125% due 03/15/46 (Þ)	110	149
American International Group, Inc. 4.875% due 09/15/16	440	490
5.600% due 10/18/16	700	795
5.450% due 05/18/17	1,000	1,146
8.175% due 05/15/58	370	498
American Tower Corp. 7.000% due 10/15/17	255	303
Ameriprise Financial, Inc. 7.518% due 06/01/66	210	235
AmerisourceBergen Corp. 5.875% due 09/15/15	155	174
Anadarko Petroleum Corp. 6.450% due 09/15/36	390	479
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	140	167
Anheuser-Busch InBev Finance, Inc. 2.625% due 01/17/23	480	475
Apache Corp. 2.625% due 01/15/23	370	360
Arch Coal, Inc. 8.750% due 08/01/16	70	73
7.000% due 06/15/19	350	316
Ashland, Inc. 6.875% due 05/15/43 (Þ)	145	157
Series 144a 4.750% due 08/15/22 (Þ)	315	321
AT&T Corp. 8.000% due 11/15/31	175	255
Bank of America Corp. 7.375% due 05/15/14	305	326
4.500% due 04/01/15	400	424
4.750% due 08/01/15	320	344
5.625% due 10/14/16	200	225
6.000% due 09/01/17	135	157
5.750% due 12/01/17	140	162
2.000% due 01/11/18	485	483
5.700% due 01/24/22	575	674
Bank of America NA Series BKNT 0.560% due 06/15/16 (Ê)	600	584
6.100% due 06/15/17	775	895
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	380	434
7.250% due 02/01/18	195	242
Berkshire Hathaway, Inc. 4.500% due 02/11/43	425	428

24	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Boston Scientific Corp. 4.500% due 01/15/15	295	313
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	32
6.750% due 03/15/29	10	12
Cablevision Systems Corp. 5.875% due 09/15/22	175	173
Carlyle Holdings II Finance LLC 5.625% due 03/30/43 (Þ)	295	295
Carolina Power & Light Co. 4.100% due 03/15/43	155	155
CCO Holdings LLC / CCO Holdings Capital Corp. 7.000% due 01/15/19	460	496
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	295	393
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	59
CF Industries, Inc. 6.875% due 05/01/18	240	288
Chase Capital III Series C 0.837% due 03/01/27 (Ê)	295	246
CHS/Community Health Systems, Inc. 8.000% due 11/15/19	180	199
CIT Group, Inc. 5.250% due 04/01/14 (Þ)	1,200	1,247
6.625% due 04/01/18 (Þ)	390	445
Citigroup, Inc. 5.500% due 10/15/14	405	432
4.700% due 05/29/15	50	53
2.250% due 08/07/15	295	302
5.850% due 08/02/16	220	251
6.000% due 08/15/17	450	525
6.125% due 11/21/17	405	479
5.375% due 08/09/20	250	293
4.050% due 07/30/22	315	325
6.125% due 08/25/36	220	252
CNH Capital LLC 3.875% due 11/01/15	330	338
Commonwealth Edison Co. 5.800% due 03/15/18	290	349
ConAgra Foods, Inc. 4.950% due 08/15/20 (Þ)	340	389
6.625% due 08/15/39 (Þ)	270	337
Consolidated Edison Co. of New York, Inc. 3.950% due 03/01/43	215	212
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A 6.545% due 02/02/19	299	330
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22	134	153

	Principal Amount ($) or Shares	Fair Value $
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	208	240
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	130	136
CVS Caremark Corp. 3.250% due 05/18/15	295	311
Daimler Finance NA LLC 0.905% due 01/09/15 (Ê)(Þ)	400	402
DCP Midstream Operating, LP 3.250% due 10/01/15	275	286
Delta Air Lines Pass Through Trust Series 2002-1 Class G-1 6.718% due 01/02/23	108	120
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	275	292
3.800% due 03/15/22	380	388
Discover Financial Services 5.200% due 04/27/22	260	292
Dynegy Roseton LLC / Danskammer Pass Through Trust Series B Series B 7.670% due 11/08/16	700	14
Edison Mission Energy 7.000% due 05/15/17	675	361
El Paso Natural Gas Co. LLC 7.500% due 11/15/26	100	138
Energy Transfer Partners, LP 6.050% due 06/01/41	205	222
Enterprise Products Operating LLC 5.250% due 01/31/20	420	492
3.350% due 03/15/23	325	331
4.850% due 03/15/44	210	214
Series B
7.034% due 01/15/68	290	336
Express Scripts Holding Co. 3.500% due 11/15/16	410	442
7.250% due 06/15/19	200	255
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	845	1,064
7.200% due 07/15/48 (Þ)	300	359
Ford Motor Co. 4.750% due 01/15/43	390	363
Ford Motor Credit Co. LLC 3.984% due 06/15/16	600	636
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	131	113
Freeport-McMoRan Copper & Gold, Inc. 5.450% due 03/15/43 (Þ)	350	346
General Electric Capital Corp. 5.900% due 05/13/14	350	371
5.550% due 05/04/20	675	805
4.375% due 09/16/20	300	335
5.875% due 01/14/38	225	262

Core Bond Fund	25

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series GMTN
5.625% due 05/01/18	230	272
6.875% due 01/10/39	350	459
6.375% due 11/15/67	1,900	2,013
Series MTNA
0.540% due 09/15/14 (Ê)	420	420
6.750% due 03/15/32	425	541
General Electric Co. 5.250% due 12/06/17	340	399
2.700% due 10/09/22	470	470
Genworth Financial, Inc. 6.150% due 11/15/66	365	334
Georgia-Pacific LLC 8.875% due 05/15/31	205	306
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14	150	158
2.375% due 01/22/18	365	370
6.150% due 04/01/18	400	471
6.000% due 06/15/20	150	177
6.750% due 10/01/37	800	896
Series GMTN
7.500% due 02/15/19	300	375
Great Plains Energy, Inc. 5.292% due 06/15/22	170	193
HCA, Inc. 7.875% due 02/15/20	204	225
7.250% due 09/15/20	496	549
4.750% due 05/01/23	205	204
HCP, Inc. 2.625% due 02/01/20	425	428
Health Care REIT, Inc. 4.700% due 09/15/17	200	224
6.125% due 04/15/20	200	236
4.950% due 01/15/21	365	406
5.250% due 01/15/22	200	226
6.500% due 03/15/41	140	165
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	700	806
Hewlett-Packard Co. 3.750% due 12/01/20	415	412
4.650% due 12/09/21	110	114
Historic TW, Inc. 8.050% due 01/15/16	195	227
HSBC USA, Inc. 2.375% due 02/13/15	235	242
Humana, Inc. 6.450% due 06/01/16	160	185
7.200% due 06/15/18	140	171
8.150% due 06/15/38	285	400
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	214	237
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	720	767
4.875% due 04/01/15	350	367
6.750% due 09/01/16 (Þ)	100	113
3.875% due 04/15/18	210	209

	Principal Amount ($) or Shares	Fair Value $
JetBlue Airways Pass Through Trust Series 2004-2 Class G-2 0.740% due 11/15/16 (Ê)	750	680
JPMorgan Chase & Co. 4.250% due 10/15/20	300	329
Series 1 7.900% due 04/29/49 (ƒ)	220	253
Series GMTN 0.908% due 02/26/16 (Ê)	1,400	1,401
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	79
6.000% due 10/01/17	945	1,113
JPMorgan Chase Capital XIII Series M 1.233% due 09/30/34 (Ê)	480	398
JPMorgan Chase Capital XXI Series U 1.248% due 02/02/37 (Ê)	335	268
JPMorgan Chase Capital XXIII 1.290% due 05/15/47 (Ê)	545	429
KKR Group Finance Co. II LLC 5.500% due 02/01/43 (Þ)	170	164
Kraft Foods Group, Inc. Series WI 6.125% due 08/23/18	147	179
Lorillard Tobacco Co. 8.125% due 06/23/19	710	903
M&T Bank Corp. 6.875% due 12/31/49 (ƒ)(Þ)	335	358
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	84
Mattel, Inc. 3.150% due 03/15/23	310	312
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	500	604
Series GMTN 6.400% due 08/28/17	200	235
MetLife, Inc. 10.750% due 08/01/39	275	427
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	200	211
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	340	381
Mondelez International, Inc. 6.125% due 02/01/18	273	328
Morgan Stanley 4.200% due 11/20/14	200	209
0.784% due 10/15/15 (Ê)	180	177
1.538% due 02/25/16 (Ê)	1,300	1,306
5.550% due 04/27/17	425	481
6.250% due 08/28/17	600	698
5.625% due 09/23/19	275	316
Series GMTN 5.450% due 01/09/17	225	252
7.300% due 05/13/19	355	439

26	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Mylan, Inc. 7.875% due 07/15/20 (Þ)	340	397
National City Bank Series BKNT 0.651% due 06/07/17 (Ê)	700	692
Nationwide Mutual Insurance Company 6.600% due 04/15/34 (Þ)	265	274
Series 144a 5.810% due 12/15/24 (Þ)	500	499
NBCUniversal Media LLC 2.875% due 01/15/23	245	243
News America, Inc. 8.250% due 10/17/96	20	26
NII Capital Corp. 7.625% due 04/01/21	225	162
Nisource Finance Corp. 6.400% due 03/15/18	145	174
Nomura Holdings Inc. 2.000% due 09/13/16	815	813
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	550	685
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	450	558
Petrohawk Energy Corp. 7.250% due 08/15/18	230	257
Progress Energy, Inc. 5.625% due 01/15/16	40	45
Prudential Financial, Inc. 8.875% due 06/15/38	330	405
5.200% due 03/15/44	335	336
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	550	706
Public Service Co. of Colorado 2.500% due 03/15/23	195	196
Public Service Co. of New Mexico 7.950% due 05/15/18	260	323
QVC, Inc. 7.500% due 10/01/19 (Þ)	260	287
4.375% due 03/15/23 (Þ)	365	369
Rock Tenn Co. 4.450% due 03/01/19	185	201
4.000% due 03/01/23	540	546
Sabine Pass LNG, LP Series 144a 7.500% due 11/30/16 (Þ)	380	401
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	415	421
Simon Property Group, LP 10.350% due 04/01/19	160	231
SLM Corp. 6.250% due 01/25/16	1,800	1,965
South Carolina Electric & Gas Co. 6.500% due 11/01/18	150	189
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.400% due 06/15/21	385	424
Southern Union Co. 3.316% due 11/01/66 (Ê)	1,380	1,211

	Principal Amount ($) or Shares	Fair Value $
Springleaf Finance Corp. 6.900% due 12/15/17	300	302
Series INCM 6.000% due 11/15/14	200	200
Series MTNI 5.400% due 12/01/15	700	719
Sprint Capital Corp. 8.750% due 03/15/32	320	382
St. Jude Medical, Inc. 3.250% due 04/15/23	450	452
4.750% due 04/15/43	260	265
Symantec Corp. 4.200% due 09/15/20	200	214
TD Ameritrade Holding Corp. 4.150% due 12/01/14	225	237
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16	200	236
8.375% due 06/15/32	460	651
Thermo Fisher Scientific, Inc. 2.250% due 08/15/16	400	414
3.600% due 08/15/21	245	253
Time Warner Cable, Inc. 8.250% due 04/01/19	455	592
Time Warner, Inc. 5.875% due 11/15/16	400	465
Timken Co. 6.000% due 09/15/14	150	160
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	64	73
United Technologies Corp. 1.800% due 06/01/17	210	217
UnitedHealth Group, Inc. 6.000% due 06/15/17	3	4
2.875% due 03/15/23	510	509
Viacom, Inc. 3.250% due 03/15/23	430	432
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	285	286
Walgreen Co. 1.800% due 09/15/17	240	243
3.100% due 09/15/22	480	475
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	205	220
6.750% due 09/02/19 (Þ)	95	117
WellPoint, Inc. 3.125% due 05/15/22	625	629
Wells Fargo & Co. Series M 3.450% due 02/13/23	755	760
Weyerhaeuser Co. 7.375% due 10/01/19	125	154
Williams Cos., Inc. (The) 7.875% due 09/01/21	161	206
8.750% due 03/15/32	108	145

Core Bond Fund	27

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	235	283
WM Wrigley Jr Co. 3.700% due 06/30/14 (Å)	1,800	1,848
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	730	786
Zoetis, Inc. 1.875% due 02/01/18 (Þ)	400	403

		88,909

International Debt - 4.9%
Abbey National Treasury Services PLC 3.875% due 11/10/14 (Þ)	870	902
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	100	128
Anglo American Capital PLC 2.625% due 04/03/17 (Þ)	330	338
ArcelorMittal 5.000% due 02/25/17	350	366
AWAS Aviation Capital, Ltd. 7.000% due 10/17/16 (Þ)	295	311
Bank of Montreal 2.850% due 06/09/15 (Þ)	100	105
BBVA Bancomer SA 6.500% due 03/10/21 (Þ)	200	227
6.750% due 09/30/22 (Þ)	150	171
BBVA US Senior SAU 4.664% due 10/09/15	450	461
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	100	111
BP Capital Markets PLC 2.500% due 11/06/22	210	204
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	300	315
Brazil Minas SPE via State of Minas Gerais Series REGD 5.333% due 02/15/28 (Þ)	600	660
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	410	428
Canadian Oil Sands, Ltd. 6.000% due 04/01/42 (Þ)	190	216
CDP Financial, Inc. 5.600% due 11/25/39 (Þ)	265	321
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.950% due 11/09/22	648	653
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	200	252
Credit Suisse NY 6.000% due 02/15/18	770	893
CSN Islands XI Corp. 6.875% due 09/21/19 (Þ)	200	222
Dexia Credit Local SA 0.781% due 04/29/14 (Ê)(Þ)	500	497

	Principal Amount ($) or Shares		Fair Value $
DP World, Ltd. 6.850% due 07/02/37 (Þ)		330	375
Duane Street CLO III, Ltd. Series 2006-3A Class A1 0.555% due 01/11/21 (Ê)(Þ)		996	983
Eksportfinans ASA 2.375% due 05/25/16		225	214
Enel Finance International NV 6.250% due 09/15/17 (Þ)		300	335
6.000% due 10/07/39 (Þ)		175	167
Export-Import Bank of Korea 5.875% due 01/14/15		700	758
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)		230	269
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)		825	916
HSBC Bank PLC 3.100% due 05/24/16 (Þ)		800	851
Hutchison Whampoa International 11, Ltd. 4.625% due 01/13/22 (Þ)		375	409
Indian Oil Corp., Ltd. 4.750% due 01/22/15		400	418
ING Bank NV 1.681% due 06/09/14 (Ê)(Þ)		300	303
Intelsat Jackson Holdings SA 8.500% due 11/01/19		400	449
Intesa Sanpaolo SpA 3.125% due 01/15/16		710	694
3.875% due 01/16/18		415	401
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)		125	145
Itau Unibanco Holding SA Series 144a 5.500% due 08/06/22 (Þ)		700	728
JPMorgan Chase & Co. Series MPLE 2.920% due 09/19/17 (Þ)		605	605
Korea East-West Power Co., Ltd. 2.500% due 07/16/17 (Þ)		200	205
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)		60	62
Lloyds Banking Group PLC 5.920% due 12/31/49 (ƒ)(Þ)		300	226
6.657% due 12/31/49 (ƒ)(Þ)		265	239
LyondellBasell Industries NV 6.000% due 11/15/21		200	237
Majapahit Holding BV Series REGS 7.750% due 10/17/16		100	116
Mexico Government International Bond 4.750% due 03/08/44		180	187
Morgan Stanley Series GMTN 0.619% due 01/16/17 (Ê)	EUR	200	248
Nexen, Inc. 7.500% due 07/30/39		235	342

28	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

NII International Telecom Sarl 11.375% due 08/15/19 (Þ)	195	204
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	100	112
Nokia OYJ 5.375% due 05/15/19	155	148
Oi SA 5.750% due 02/10/22 (Þ)	270	282
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	400	419
7.875% due 03/15/19	800	972
Petroleos Mexicanos 5.500% due 06/27/44	40	41
Province of Quebec Canada 3.500% due 07/29/20	200	222
Rabobank Nederland 1.700% due 03/19/18	485	483
11.000% due 06/29/49 (ƒ)(Þ)	565	756
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	296
Series REGS 6.750% due 09/30/19	300	374
Rio Tinto Finance USA PLC 1.625% due 08/21/17	310	313
Rio Tinto Finance USA, Ltd. 3.750% due 09/20/21	265	279
Royal Bank of Scotland Group PLC 6.990% due 10/29/49 (Å)(ƒ)	300	287
Series 1 9.118% due 03/31/49 (ƒ)	300	301
Russian Foreign Bond - Eurobond 4.500% due 04/04/22 (Þ)	345	376
Russian Railways via RZD Capital PLC 5.739% due 04/03/17	500	550
Saudi Electricity Global Sukuk Co. 2 3.473% due 04/08/23 (Þ)	300	302
Sirius International Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	365	386
Suncor Energy, Inc. 5.950% due 12/01/34	160	191
Sydney Airport Finance Co. Pty, Ltd. 3.900% due 03/22/23 (Þ)	640	650
Talisman Energy, Inc. 5.500% due 05/15/42	180	187
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	360	385
Total Capital Canada, Ltd. 0.683% due 01/15/16 (Ê)	1,500	1,506
Total Capital SA 4.450% due 06/24/20	260	301
Transocean, Inc. 2.500% due 10/15/17	345	349
6.375% due 12/15/21	300	349
Turkiye Garanti Bankasi AS 2.802% due 04/20/16 (Ê)(Þ)	200	199
Tyco Electronics Group SA 6.550% due 10/01/17	240	287

	Principal Amount ($) or Shares	Fair Value $
Vale Overseas, Ltd. 5.625% due 09/15/19	400	451
Vale SA 5.625% due 09/11/42	480	475
Validus Holdings, Ltd. 8.875% due 01/26/40	220	294
Vivendi SA 2.400% due 04/10/15 (Å)	200	204
Vodafone Group PLC 4.375% due 02/19/43	230	219
Volkswagen International Finance NV 0.918% due 04/01/14 (Ê)(Þ)	400	401
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	385	418
Weatherford International, Ltd. 5.125% due 09/15/20	280	302
Westpac Banking Corp. 3.585% due 08/14/14 (Å)	700	729
Willis Group Holdings PLC 4.125% due 03/15/16	210	223
Wind Acquisition Finance SA 7.250% due 02/15/18 (Þ)	200	208

		34,094

Loan Agreements - 0.4%
Caesars Entertainment Operating Co., Inc. Extended Term Loan B6 5.454% due 01/28/18 (Ê)	800	740
Chrysler Group LLC Term Loan B 6.000% due 05/24/17 (Ê)	984	1,001
CHS/Community Health Systems, Inc. Non Extended Term Loan 2.454% due 07/25/14	288	288
HCA, Inc. Term Loan B3 3.454% due 05/01/18 (Ê)	507	512

		2,541

Mortgage-Backed Securities - 30.2%
Adjustable Rate Mortgage Trust Series 2007-1 Class 1A1 3.017% due 03/25/37 (Ê)	863	661
American Home Mortgage Assets LLC Series 2007-4 Class A2 0.394% due 08/25/37 (Ê)	368	314
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.473% due 02/25/45 (Ê)	56	55
Series 2007-1 Class GA1C 0.394% due 05/25/47 (Ê)	788	525
Banc of America Funding Corp. Series 2006-3 Class 5A8 5.500% due 03/25/36	347	351
Series 2006-A Class 4A1 3.012% due 02/20/36 (Ê)	242	195
Series 2006-G Class 2A3 0.373% due 07/20/36 (Ê)	473	467

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-I Class 5A1 5.762% due 10/20/46 (Ê)	866	784
Series 2007-4 Class 3A1 0.574% due 06/25/37 (Ê)	958	716
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 2.503% due 11/15/15 (Ê)(Þ)	90	91
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-2 Class D 5.236% due 03/11/41	250	260
Series 2005-1 Class A3 4.877% due 11/10/42	28	28
Series 2005-1 Class A4 5.077% due 11/10/42	170	173
Series 2005-2 Class A5 4.857% due 07/10/43	745	799
Series 2006-2 Class A4 5.728% due 05/10/45	200	225
Series 2008-1 Class A4 6.194% due 02/10/51	405	485
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	4	4
Series 2004-11 Class 2A1 5.750% due 01/25/35	111	114
Series 2005-H Class 2A5 3.128% due 09/25/35 (Ê)	201	186
Bayview Commercial Asset Trust Series 2005-3A Class A1 0.524% due 11/25/35 (Ê)(Þ)	439	366
BCAP LLC Trust Series 2011-RR4 Class 7A2 12.033% due 04/26/37 (Þ)	416	114
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.573% due 04/25/33 (Ê)	17	17
Series 2003-8 Class 4A1 3.124% due 01/25/34 (Ê)	61	61
Series 2004-5 Class 2A 3.309% due 07/25/34 (Ê)	665	665
Series 2004-9 Class 22A1 3.485% due 11/25/34 (Ê)	32	32
Series 2005-2 Class A1 2.600% due 03/25/35 (Ê)	505	509
Series 2007-3 Class 1A1 3.019% due 05/25/47 (Ê)	196	159
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.768% due 05/25/35 (Ê)	142	129
Series 2005-7 Class 22A1 2.926% due 09/25/35 (Ê)	336	283
Series 2005-10 Class 24A1 2.609% due 01/25/36 (Ê)	298	205
Series 2006-1 Class 21A2 2.652% due 02/25/36 (Ê)	378	237

	Principal Amount ($) or Shares	Fair Value $
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	125	125
Series 2004-PWR3 Class A4 4.715% due 02/11/41	887	903
Series 2005-T20 Class A4A 5.147% due 10/12/42	700	767
Series 2006-T22 Class A4 5.581% due 04/12/38	505	563
BNPP Mortgage Securities LLC Series 2009-1 Class A1 6.000% due 08/27/37 (Þ)	295	311
Citicorp Mortgage Securities, Inc. Series 2006-3 Class 1A9 5.750% due 06/25/36	206	209
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A4 4.623% due 10/15/41	209	211
Series 2006-C5 Class A4 5.431% due 10/15/49	135	152
Citigroup Commerical Mortgage Trust Series 2009-RR1 Class MA4A 5.485% due 03/17/51 (Þ)	300	344
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 2.570% due 10/25/35 (Ê)	35	35
Series 2006-AR7 Class 1A4A 4.701% due 11/25/36 (Ê)	405	332
Series 2007-10 Class 2A3A 5.935% due 09/25/37 (Ê)	395	330
Series 2007-10 Class 2A4A 6.031% due 09/25/37 (Ê)	241	213
Series 2007-AR8 Class 2A1A 2.865% due 07/25/37 (Ê)	517	430
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.218% due 07/15/44	340	372
Commercial Mortgage Asset Trust Series 1999-C1 Class B 7.230% due 01/17/32	120	121
Series 1999-C1 Class D 7.350% due 01/17/32	115	118
Series 2001-J2A Class E 6.775% due 07/16/34 (Þ)	200	241
Series 2004-GG1 Class A7 5.317% due 06/10/36	729	749
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	106
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	62	62
Series 2007-FL14 Class AJ 0.383% due 06/15/22 (Ê)(Þ)	1,549	1,526
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	209	210

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2013-CR6 Class A4 3.101% due 03/10/46	450	460
Countrywide Alternative Loan Trust Series 2005-81 Class A1 0.484% due 02/25/37 (Ê)	264	178
Series 2005-48T1 Class A6 5.500% due 11/25/35	825	687
Series 2006-36T2 Class 1A9 1.104% due 12/25/36 (Ê)	202	133
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	795	665
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.927% due 11/25/34 (Ê)	114	106
Series 2004-HYB9 Class 1A1 2.800% due 02/20/35 (Ê)	184	175
Series 2005-3 Class 1A2 0.494% due 04/25/35 (Ê)	19	15
Series 2005-HYB9 Class 3A2A 2.783% due 02/20/36 (Ê)	37	32
Series 2007-2 Class A2 6.000% due 03/25/37	1,702	1,561
Series 2007-4 Class 1A10 6.000% due 05/25/37	1,555	1,378
Series 2007-HY5 Class 1A1 3.144% due 09/25/47 (Ê)	1,253	1,035
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2 Class C1 6.376% due 04/15/37	73	73
Series 2003-C5 Class D 5.116% due 12/15/36	215	219
Series 2004-C5 Class B 4.929% due 11/15/37	350	364
Series 2005-9 Class 2A1 5.500% due 10/25/35	237	236
Series 2005-C2 Class A3 4.691% due 04/15/37	188	194
Credit Suisse Mortgage Capital Certificates Series 2007-2 Class 3A4 5.500% due 03/25/37	920	881
Series 2007-C1 Class A3 5.383% due 02/15/40	100	109
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	340	387
Series 2012-EZ1 Class A 0.946% due 09/25/45 (Þ)	690	692
Series 2012-EZ1 Class B 1.393% due 09/25/45 (Þ)	210	210
Series 2013-EZ2 Class A 0.853% due 02/25/45 (Þ)	679	679
DBUBS Mortgage Trust Series 2011-LC2A Class A2 3.386% due 07/10/44 (Þ)	900	964

	Principal Amount ($) or Shares	Fair Value $
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 1.913% due 08/25/35 (Ê)	424	316
Series 2007-OA1 Class A1 0.354% due 02/25/47 (Ê)	1,797	1,265
Extended Stay America Trust Series 2013-ESFL Class CFL 1.704% due 12/05/31 (Ê)(Þ)	100	100
Series 2013-ESH7 Class A27 2.958% due 12/05/31 (Þ)	325	329
Series 2013-ESH7 Class B7 3.604% due 12/05/31 (Þ)	100	101
Fannie Mae
2.635% due 2017 (Ê)	13	13
6.000% due 2017	9	9
3.583% due 2020	582	641
3.664% due 2020	796	881
3.763% due 2020	774	865
4.250% due 2020	767	872
5.500% due 2020	52	57
3.890% due 2021	200	224
4.317% due 2021	724	834
5.500% due 2021	101	111
2.500% due 2022	1,700	1,781
3.016% due 2022	297	316
5.500% due 2022	144	158
1.000% due 2023	950	951
4.000% due 2025	884	950
4.500% due 2025	1,456	1,583
3.500% due 2026	3,270	3,539
6.000% due 2026	193	213
2.870% due 2027	100	97
3.000% due 2027	2,798	2,972
6.000% due 2027	120	133
6.000% due 2028	9	10
6.000% due 2032	134	150
6.150% due 2032 (Ê)	108	116
5.000% due 2033	35	38
5.500% due 2033	8	9
6.000% due 2033	6	7
6.150% due 2033 (Ê)	82	88
5.000% due 2034	426	463
5.500% due 2034	358	397
4.500% due 2035	27	29
3.453% due 2036 (Ê)	186	193
5.500% due 2037	489	530
6.000% due 2037	8	9
5.500% due 2038	2,009	2,224
5.500% due 2039	181	198
4.000% due 2040	717	788
4.500% due 2040	668	721
5.500% due 2040	256	283
6.000% due 2040	1,040	1,140
4.000% due 2041	2,119	2,293
4.500% due 2041	1,084	1,170

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

15 Year TBA (Ï)
2.500%	10,230	10,613
3.000%	3,350	3,523
3.500%	875	928
30 Year TBA (Ï)
3.000%	9,965	10,280
3.500%	10,705	11,302
4.000%	15,680	16,703
4.500%	6,500	7,004
5.000%	4,650	5,038
5.500%	3,785	4,128
6.000%	3,005	3,292
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	80	11
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	137	11
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	150	12
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	281	37
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	47	6
Fannie Mae Grantor Trust Series 2001-T4 Class A1 7.500% due 07/25/41	348	415
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	40	46
Series 2003-32 Class FH 0.604% due 11/25/22 (Ê)	30	30
Series 2003-35 Class FY 0.604% due 05/25/18 (Ê)	86	86
Series 2003-W1 Class 1A1 6.121% due 12/25/42	23	27
Series 2004-W2 Class 2A2 7.000% due 02/25/44	297	350
Series 2005-110 Class MB 5.500% due 09/25/35	104	114
Series 2006-27 Class SH Interest Only STRIP 6.496% due 04/25/36 (Ê)	1,799	296
Series 2007-30 Class AF 0.514% due 04/25/37 (Ê)	63	63
Series 2009-39 Class LB 4.500% due 06/25/29	405	446
Series 2009-96 Class DB 4.000% due 11/25/29	575	625
Series 2010-85 Class NJ 4.500% due 08/25/40	661	699
Series 2010-95 Class S Interest Only STRIP 6.396% due 09/25/40 (Ê)	1,812	317

	Principal Amount ($) or Shares	Fair Value $
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	1,816	230
Series 2012-55 Class PC 3.500% due 05/25/42	700	744
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	127	145
Series 2011-M4 Class A2 3.726% due 06/25/21	80	89
Series 2012-M12 Class 1A 2.840% due 08/25/22	1,235	1,296
Series 2012-M15 Class A 2.657% due 10/25/22	961	1,004
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	419	426
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	591	613
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2010-K009 Class A2 3.808% due 08/25/20	100	112
Series 2011-K014 Class X1 Interest Only STRIP 1.269% due 04/25/21	1,274	106
Series 2011-K702 Class X1 Interest Only STRIP 1.555% due 02/25/18	4,746	312
Series 2012-K019 Class A2 2.272% due 03/25/22	425	425
Series 2012-K020 Class A2 2.373% due 05/25/22	925	929
Series 2012-K020 Class X1 Interest Only STRIP 1.478% due 05/25/22	2,390	253
Series 2012-K022 Class A2 2.355% due 07/25/22	605	605
Series 2012-K501 Class X1A Interest Only STRIP 1.755% due 08/25/16	4,934	217
Series 2013-K024 Class X1 Interest Only STRIP 0.785% due 09/25/22	2,393	161
Series 2013-K025 Class A1 1.875% due 04/25/22	249	256
Series 2013-KSMC Class A2 2.615% due 01/25/23	265	265
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2003-56 Class A5 5.231% due 05/25/43	389	434
Series 2005-63 Class 1A1 1.372% due 02/25/45 (Ê)	18	17
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.598% due 10/25/35 (Ê)	828	743

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Franklin Ventures LLC Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	562	574
Freddie Mac 6.000% due 2016	5	5
3.500% due 2025	1,060	1,134
2.533% due 2030 (Ê)	1	1
2.819% due 2037 (Ê)	122	130
5.500% due 2037	500	539
5.500% due 2038	2,139	2,395
6.000% due 2038	472	521
4.500% due 2039	1,977	2,206
4.000% due 2041	3,003	3,313
4.500% due 2041	812	903
3.000% due 2042	380	390
Freddie Mac Mortgage Trust Series 2010-K7 Class B 5.435% due 04/25/20 (Þ)	510	585
Freddie Mac Reference REMIC Series 2006-R006 Class ZA 6.000% due 04/15/36	333	375
Freddie Mac REMICS Series 2000-2266 Class F 0.653% due 11/15/30 (Ê)	7	7
Series 2003-2624 Class QH 5.000% due 06/15/33	320	353
Series 2007-3335 Class BF 0.353% due 07/15/19 (Ê)	61	61
Series 2007-3335 Class FT 0.353% due 08/15/19 (Ê)	139	139
Series 2009-3569 Class NY 5.000% due 08/15/39	1,400	1,628
Series 2010-3640 Class JA 1.500% due 03/15/15	344	346
Series 2010-3653 Class B 4.500% due 04/15/30	490	546
Series 2010-3704 Class DC 4.000% due 11/15/36	463	505
Series 2011-3901 Class LA 4.000% due 06/15/38	479	488
GE Business Loan Trust Series 2003-2A Class A 0.573% due 11/15/31 (Ê)(Þ)	512	492
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class F 5.361% due 07/10/37 (Þ)	45	46
Ginnie Mae I 3.000% due 2027	603	641
4.500% due 2039	1,468	1,655
4.564% due 2062	1,198	1,372
Ginnie Mae II 1.750% due 2026 (Ê)	83	87
1.750% due 2027 (Ê)	7	7
1.625% due 2032 (Ê)	32	34
3.500% due 2040 (Ê)	1,316	1,406
4.000% due 2040 (Ê)	487	522
4.502% due 2061	401	454

	Principal Amount ($) or Shares	Fair Value $
4.700% due 2061	327	375
5.245% due 2061	695	802
4.519% due 2063	1,084	1,239
4.652% due 2063	119	137
4.661% due 2063	52	60
30 Year TBA (Ï)
3.000%	1,895	1,979
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	99	99
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 5.105% due 05/25/35 (Ê)	311	305
Government National Mortgage Association Series 2000-29 Class F 0.703% due 09/20/30 (Ê)	9	9
Series 2007-12 Class C 5.278% due 04/16/41	340	385
Series 2007-26 Class SD Interest Only STRIP 6.597% due 05/16/37 (Ê)	1,763	295
Series 2010-74 Class IO Interest Only STRIP 1.213% due 03/16/50	3,893	190
Series 2010-116 Class MP 3.500% due 09/16/40	1,584	1,722
Series 2010-124 Class C 3.392% due 03/16/45	75	82
Series 2010-155 Class IO Interest Only STRIP 1.456% due 06/16/39	3,007	207
Series 2010-H12 Class PT 5.470% due 11/20/59	729	802
Series 2011-67 Class B 3.863% due 10/16/47	230	252
Series 2011-127 Class IO Interest Only STRIP 1.539% due 03/16/47	2,352	173
Series 2012-99 Class CI Interest Only STRIP 1.041% due 10/16/49	1,915	158
Series 2012-115 Class A 2.131% due 04/16/45	223	231
Series 2012-115 Class IO Interest Only STRIP 0.433% due 04/16/54	793	41
Series 2012-147 Class AE 1.750% due 07/16/47	398	407
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 5.396% due 08/10/38	500	522
Series 2007-EOP Class A3 1.456% due 03/06/20 (Ê)(Þ)	1,800	1,804
Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	250	253
Series 2011-GC5 Class A4 3.707% due 08/10/44	735	798

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2012-GCJ9 Class A3 2.773% due 11/10/45	290	291
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	425	434
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.111% due 11/25/35 (Ê)	93	91
Series 2006-2F Class 3A3 6.000% due 02/25/36	929	859
Series 2006-3F Class 2A3 5.750% due 03/25/36	188	178
Series 2006-8F Class 4A17 6.000% due 09/25/36	343	299
Series 2007-AR2 Class 2A1 2.784% due 05/25/47 (Ê)	714	635
HarborView Mortgage Loan Trust Series 2005-4 Class 3A1 3.027% due 07/19/35 (Ê)	98	85
IndyMac Index Mortgage Loan Trust Series 2005-AR31 Class 1A1 2.495% due 01/25/36 (Ê)	488	387
Series 2006-AR41 Class A3 0.384% due 02/25/37 (Ê)	1,030	709
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 2.792% due 05/25/36 (Ê)	1,156	866
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2003-C1 Class D 5.192% due 01/12/37	210	210
Series 2003-PM1A Class B 5.378% due 08/12/40	210	213
Series 2004-LN2 Class B 5.130% due 07/15/41	150	153
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	250	258
Series 2006-LDP8 Class A4 5.399% due 05/15/45	770	871
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,200	1,361
Series 2007-CB20 Class ASB 5.688% due 02/12/51	75	81
Series 2007-LDPX Class A3 5.420% due 01/15/49	700	796
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 4.863% due 02/25/35 (Ê)	21	21
Series 2005-A5 Class 3A2 2.676% due 08/25/35 (Ê)	58	58
Series 2005-A5 Class TA1 5.319% due 08/25/35 (Ê)	210	212
Series 2005-A8 Class 1A1 5.217% due 11/25/35 (Ê)	200	195
Series 2005-S3 Class 1A2 5.750% due 01/25/36	48	45
Series 2006-A6 Class 1A2 2.985% due 10/25/36 (Ê)	151	126

	Principal Amount ($) or Shares	Fair Value $
Series 2006-A7 Class 2A4R 2.914% due 01/25/37 (Ê)	1,104	910
Series 2007-S3 Class 1A8 6.000% due 08/25/37	901	781
LB-UBS Commercial Mortgage Trust Series 2003-C5 Class C 4.762% due 04/15/37	130	131
Series 2004-C7 Class A1A 4.475% due 10/15/29	60	62
Series 2006-C1 Class A3 5.207% due 02/15/31	250	260
Mastr Adjustable Rate Mortgages Trust Series 2006-2 Class 4A1 2.648% due 02/25/36 (Ê)	105	97
Series 2007-HF2 Class A1 0.514% due 09/25/37 (Ê)	636	532
Mastr Alternative Loan Trust Series 2003-4 Class B1 5.845% due 06/25/33	101	89
Series 2004-10 Class 5A6 5.750% due 09/25/34	103	105
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.683% due 06/15/30 (Ê)	71	70
Merrill Lynch Mortgage Trust Series 2005-A10 Class A 0.414% due 02/25/36 (Ê)	69	61
Series 2005-CIP1 Class AM 5.107% due 07/12/38	295	317
Series 2008-C1 Class A4 5.690% due 02/12/51	530	617
MLCC Mortgage Investors, Inc. Series 2005-3 Class 5A 0.454% due 11/25/35 (Ê)	47	44
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	114
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class AS 3.214% due 02/15/46	210	212
Morgan Stanley Capital I, Inc. Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	57	57
Series 2003-IQ6 Class C 5.131% due 12/15/41 (Þ)	310	321
Series 2003-T11 Class A4 5.150% due 06/13/41	147	147
Series 2005-T19 Class A4A 4.890% due 06/12/47	750	810
Series 2006-T23 Class A4 5.819% due 08/12/41	780	890
Series 2007-T27 Class A4 5.651% due 06/11/42	720	842
Series 2011-C3 Class A2 3.224% due 07/15/49	195	209

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2011-C3 Class A4 4.118% due 07/15/49	115	129
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class C 6.790% due 07/15/33	50	51
Motel 6 Trust Series 2012-MTL6 Class A1 1.500% due 10/05/25 (Þ)	340	341
Series 2012-MTL6 Class A2 1.948% due 10/05/25 (Þ)	220	220
Series 2012-MTL6 Class XA1 Interest Only STRIP 3.005% due 10/05/25 (Þ)	2,130	108
Northstar Education Finance, Inc. Series 2007-1 Class A1 0.401% due 04/28/30 (Ê)	475	449
NorthStar Mortgage Trust Series 2012-1 Class A 1.404% due 08/25/29 (Ê)(Þ)	174	174
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	285	328
ORES NPL LLC Series 2012-LV1 Class A 4.000% due 09/25/44 (Þ)	115	115
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.604% due 02/25/34 (Ê)	12	11
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class D 4.775% due 02/11/36 (Þ)	142	142
RALI Trust Series 2005-QS14 Class 2A1 6.000% due 09/25/35	276	211
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 0.654% due 02/25/34 (Ê)	74	71
Series 2005-A10 Class A3 5.500% due 09/25/35	158	149
Series 2006-A9CB Class A6 6.000% due 09/25/36	203	130
RFMSI Trust Series 2006-SA4 Class 2A1 3.846% due 11/25/36 (Ê)	207	176
RREF 2013 LT1 LLC 2.833% due 05/22/28	170	170
Sequoia Mortgage Trust Series 2001-5 Class A 0.903% due 10/19/26 (Ê)	24	24
SMA Issuer I LLC Series 2012-LV1 Class A 3.500% due 08/20/25 (Þ)	194	195
Structured Adjustable Rate Mortgage Loan Trust Series 2005-23 Class 1A3 2.673% due 01/25/36 (Ê)	185	174

	Principal Amount ($) or Shares	Fair Value $
Structured Asset Mortgage Investments II Trust Series 2005-AR5 Class A3 0.453% due 07/19/35 (Ê)	112	110
Series 2007-AR6 Class A1 1.674% due 08/25/47 (Ê)	1,019	816
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.723% due 11/25/33 (Ê)	594	602
Wachovia Bank Commercial Mortgage Trust Series 2005-C17 Class A4 5.083% due 03/15/42	100	107
Series 2005-C20 Class A7 5.118% due 07/15/42	800	867
Series 2006-WL7A Class A2 0.323% due 09/15/21 (Ê)(Þ)	247	243
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class A4 4.803% due 10/15/41	100	105
Series 2005-C16 Class A4 4.847% due 10/15/41	725	766
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates Series 2003-C Series 2003-C9 Class B 5.109% due 12/15/35	90	92
Washington Mutual Alternative Mortgage Pass Through Certificates Series 2005-AR13 Class A1A1 0.494% due 10/25/45 (Ê)	22	20
Series 2006-AR7 Class A1A 1.098% due 09/25/46 (Ê)	957	521
Series 2006-AR9 Class 2A 1.012% due 11/25/46 (Ê)	1,207	709
Series 2007-HY2 Class 2A3 3.916% due 04/25/37 (Ê)	795	568
Series 2007-HY3 Class 4A1 2.698% due 03/25/37 (Ê)	295	270
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	113	110
Series 2006-AR2 Class 2A1 2.641% due 03/25/36	154	154
Series 2006-AR2 Class 2A3 2.641% due 03/25/36 (Ê)	231	230
Series 2006-AR4 Class 1A1 5.757% due 04/25/36 (Ê)	400	375
Series 2006-AR10 Class 4A1 2.693% due 07/25/36 (Ê)	41	37
Series 2006-AR17 Class A1 2.630% due 10/25/36 (Ê)	709	651
Series 2007-AR8 Class A1 5.988% due 11/25/37 (Ê)	238	215
Series 2007-8 Class 1A16 6.000% due 07/25/37	141	139

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	545	590

		210,988

Municipal Bonds - 2.2%
Alabama Public School & College Authority Revenue Bonds 5.150% due 09/01/27	100	119
Charlotte-Mecklenburg Hospital Authority Revenue Bonds 5.000% due 01/15/30	900	1,014
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40	400	490
City of Houston Texas General Obligation Limited 6.290% due 03/01/32	475	599
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	1,100	1,315
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	100	140
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35	100	120
Irvine Ranch Water District Special Assessment 6.622% due 05/01/40	1,000	1,335
Los Angeles Unified School District General Obligation Unlimited 4.500% due 07/01/22 (µ)	400	451
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds 6.731% due 07/01/43	100	126
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	370	437
7.055% due 04/01/57	345	390
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	240	339
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	525	607
New York State Dormitory Authority Revenue Bonds 5.000% due 03/15/23	200	245
5.000% due 12/15/25	200	242
5.000% due 12/15/27	200	238
5.000% due 03/15/29	200	233
5.000% due 03/15/41	200	221
North Carolina Turnpike Authority Revenue Bonds 6.700% due 01/01/39	100	117

	Principal Amount ($) or Shares		Fair Value $
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		100	119
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40		100	112
State of California General Obligation Unlimited 6.650% due 03/01/22		775	977
7.500% due 04/01/34		100	139
5.650% due 04/01/39 (Ê)		100	100
7.550% due 04/01/39		355	512
State of Illinois General Obligation Unlimited 5.665% due 03/01/18		375	428
5.100% due 06/01/33		440	433
7.350% due 07/01/35		350	420
State of Wisconsin Revenue Bonds 5.050% due 05/01/18 (µ)(ß)		100	115
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 3.000% due 05/01/43 (Ê)		400	401
Triborough Bridge & Tunnel Authority Revenue Bonds 5.000% due 11/15/25		900	1,094
University of California Revenue Bonds 5.000% due 05/15/28		300	352
6.270% due 05/15/31		400	461
Virginia Commonwealth Transportation Board Revenue Bonds 5.000% due 05/15/31		700	824

			15,265

Non-US Bonds - 7.7%
AHML Finance, Ltd. 7.750% due 02/13/18 (Þ)	RUB	8,900	287
Asset-Backed European Securitisation Transaction Six PLC Series 2011-6 Class A1 1.594% due 03/15/18 (Ê)	GBP	73	111
Australia Government Bond Series 120 6.000% due 02/15/17	AUD	7,060	8,180
Canadian Government Bond 2.750% due 06/01/22	CAD	600	640
Colombia Government International Bond 7.750% due 04/14/21	COP	1,903,000	1,322
9.850% due 06/28/27	COP	1,527,000	1,287
Granite Master Issuer PLC Series 2005-1 Class A5 0.299% due 12/20/54 (Ê)	EUR	294	372
Series 2005-4 Class A5 0.319% due 12/20/54 (Ê)	EUR	126	159
Series 2006-4 Class A7 0.339% due 12/20/54 (Ê)	EUR	314	397

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Ireland Government Bond 5.000% due 10/18/20	EUR	1,280	1,762
5.400% due 03/13/25	EUR	1,650	2,286
Italy Buoni Poliennali Del Tesoro 6.000% due 11/15/14	EUR	200	273
2.500% due 03/01/15	EUR	300	387
4.500% due 07/15/15	EUR	100	134
3.750% due 08/01/15	EUR	100	132
3.750% due 04/15/16	EUR	200	264
4.750% due 09/15/16	EUR	700	950
4.000% due 02/01/17	EUR	100	132
4.750% due 05/01/17	EUR	100	135
4.750% due 06/01/17	EUR	2,000	2,695
4.000% due 09/01/20	EUR	650	833
Junta de Castilla y Leon 6.270% due 02/19/18	EUR	100	134
6.505% due 03/01/19	EUR	100	134
Mexican Bonos Series M 8.000% due 06/11/20	MXN	17,300	1,670
Series M 20 7.500% due 06/03/27	MXN	15,950	1,565
Series M 30 10.000% due 11/20/36	MXN	13,069	1,620
New Zealand Government Bond Series 1217 6.000% due 12/15/17	NZD	4,350	4,139
Series 521 6.000% due 05/15/21	NZD	1,090	1,083
Norway Government Bond Series 472 4.250% due 05/19/17	NOK	13,510	2,575
Peru Government Bond 7.840% due 08/12/20	PEN	1,110	540
Peruvian Government International Bond Series REGS 8.600% due 08/12/17	PEN	475	229
6.950% due 08/12/31	PEN	285	137
Poland Government Bond Series 0417 4.750% due 04/25/17	PLN	9,060	2,928
Series 1019 5.500% due 10/25/19	PLN	7,530	2,571
Province of Ontario Canada 4.200% due 06/02/20	CAD	200	221
4.000% due 06/02/21	CAD	300	328
3.150% due 06/02/22	CAD	2,000	2,046
4.700% due 06/02/37	CAD	400	467
4.600% due 06/02/39	CAD	100	116
Province of Quebec Canada 4.250% due 12/01/21	CAD	300	332
3.500% due 12/01/22	CAD	1,600	1,667
Red & Black Auto Germany Series 2012-1 Class A 1.088% due 12/15/20 (Ê)	EUR	56	72

	Principal Amount ($) or Shares		Fair Value $
SC Germany Auto 2011-2 UG Series 2011-2 Class A 1.067% due 11/13/21 (Ê)	EUR	1,132	1,464
Spain Government Bond 4.400% due 01/31/15	EUR	200	266
3.750% due 10/31/15	EUR	700	915
3.150% due 01/31/16	EUR	900	1,158
3.250% due 04/30/16	EUR	700	899
4.250% due 10/31/16	EUR	1,400	1,840
Wood Street CLO 1 BV Series 2005-I Class A 0.602% due 11/22/21 (Ê)	EUR	157	196

			54,050

United States Government Agencies - 1.7%
Federal Farm Credit Banks 0.181% due 09/19/14 (Ê)		1,230	1,230
Federal Home Loan Mortgage Corp. 0.500% due 09/14/15		1,905	1,906
2.000% due 08/25/16		675	708
1.000% due 06/29/17		200	202
1.000% due 09/29/17		200	201
0.875% due 03/07/18		400	399
3.750% due 03/27/19		300	344
1.750% due 05/30/19		200	206
1.250% due 10/02/19		100	99
2.375% due 01/13/22		100	104
Series 1 1.000% due 07/28/17		400	404
0.750% due 01/12/18		800	795
Federal National Mortgage Association 0.500% due 01/29/16		1,895	1,897
0.500% due 03/30/16		100	100
1.250% due 01/30/17		300	307
0.875% due 08/28/17		100	100
0.875% due 10/26/17		1,600	1,602
0.875% due 12/20/17		100	100
0.875% due 02/08/18		200	199
Zero coupon due 10/09/19		675	598
Freddie Mac 5.500% due 08/23/17		100	120

			11,621

United States Government Treasuries - 15.7%
United States Treasury Principal Only STRIP Zero coupon due 11/15/27		1,350	912
United States Treasury Inflation Indexed Bonds 1.250% due 04/15/14		642	663
2.000% due 07/15/14		617	653
0.125% due 04/15/16		1,799	1,912
0.125% due 04/15/17		6,519	7,031
1.250% due 07/15/20		633	757
0.125% due 07/15/22		801	873
2.375% due 01/15/25		3,787	5,082

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

2.375% due 01/15/27 (§)	2,055	2,797
1.750% due 01/15/28	1,099	1,397
2.125% due 02/15/41	1,067	1,510
United States Treasury Notes 0.250% due 01/31/15	150	150
0.250% due 02/28/15	195	195
0.375% due 11/15/15	3,800	3,806
0.250% due 12/15/15	100	100
0.375% due 01/15/16	335	335
0.375% due 02/15/16	1,700	1,701
0.375% due 03/15/16	2,000	2,001
0.875% due 04/30/17	4,480	4,534
0.750% due 06/30/17	6,485	6,522
0.750% due 10/31/17	2,630	2,638
0.750% due 12/31/17	10,630	10,645
0.875% due 01/31/18	900	906
3.500% due 02/15/18	2,400	2,717
0.750% due 02/28/18	4,550	4,549
0.750% due 03/31/18	1,775	1,773
1.125% due 05/31/19 (§)	7,900	7,940
0.875% due 07/31/19	1,700	1,678
1.000% due 08/31/19	9,100	9,037
1.000% due 09/30/19	4,000	3,970
1.250% due 10/31/19	300	302
3.375% due 11/15/19	200	229
1.250% due 02/29/20	950	952
1.125% due 03/31/20	2,400	2,401
2.000% due 02/15/22	300	308
1.625% due 11/15/22	6,640	6,522
2.000% due 02/15/23	2,915	2,952
6.250% due 08/15/23	380	538
2.750% due 08/15/42	4,125	3,827
2.750% due 11/15/42	2,815	2,609

		109,424

Total Long-Term Investments (cost $552,489)		572,355

Common Stocks - 0.1%
Financial Services - 0.0%
Escrow GM Corp.(Å)	80,000	—
Utilities - 0.1%
Dynegy, Inc.(Æ)	16,210	389

Total Common Stocks (cost $324)		389

Preferred Stocks - 0.0%
Financial Services - 0.0%
DG Funding Trust (Å)	49	356

Total Preferred Stocks (cost $516)		356

	Notional Amount	Fair Value $
Options Purchased - 0.0%
(Number of Contracts)
Swaptions
(Fund Receives/Fund Pays)
USD 2.650%/USD Three Month LIBOR
Mar 2014 0.00 Put (1)	2,110	40
USD 4.500%/USD Three Month LIBOR
Mar 2018 0.00 Put (2)	2,670	173

Total Options Purchased (cost $238)		213

	Principal Amount ($) or Shares
Short-Term Investments - 27.9%
Abbey National Treasury Services PLC 1.553% due 04/25/13 (ç)(ž)	300	300
1.602% due 06/10/13 (ž)	2,000	2,005
Adam Aircraft Industries - Term Loan 15.130% due 05/23/13 (Å)	49	—
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	201
Ally Auto Receivables Trust Series 2012-4 Class A1 0.302% due 09/06/13	10	10
Ally Financial, Inc. 7.500% due 12/31/13	1,900	1,981
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	300
AmeriCredit Automobile Receivables Trust Series 2012-5 Class A1 0.270% due 12/09/13	227	227
Series 2013-1 Class A1 0.240% due 02/10/14	369	369
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	610
Australia & New Zealand Banking Group, Ltd. 1.143% due 05/08/13 (Å)(Ê)	300	300
Autonomous Community of Valencia Spain 4.750% due 03/20/14	100	128
Banco Santander Brasil SA 3.100% due 10/01/13 (ž)	500	497
Banco Santander Brazil SA 2.380% due 03/18/14 (Ê)(Þ)	200	201
BMW Vehicle Lease Trust Series 2013-1 Class A1 0.200% due 01/21/14	432	432
BNP Paribas SA Series MTN 0.705% due 04/08/13 (Ê)	680	680
British Telecommunications PLC 0.800% due 03/10/14 (ž)	1,700	1,689

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Cellco Partnership / Verizon Wireless Capital LLC 7.375% due 11/15/13	235	245
Citigroup, Inc. 5.500% due 04/11/13	700	701
5.850% due 07/02/13	100	101
2.293% due 08/13/13 (Ê)	100	101
1.543% due 11/08/13 (Ê)	900	904
Continental Airlines 2006-1 Class G Pass Through Trust Series 061G Class G 0.637% due 06/02/13 (Ê)	180	180
Credit Suisse USA, Inc. 5.500% due 08/15/13	45	46
Daimler Finance NA LLC 1.635% due 07/11/13 (Ê)(Þ)	700	702
1.480% due 09/13/13 (Ê)(Þ)	200	201
Dell, Inc. 4.700% due 04/15/13	400	400
Dexia Credit Local SA Series BMTN 1.104% due 09/18/13 (Ê)(ž)	400	514
Electricite de France SA 5.500% due 01/26/14 (Å)	200	208
Enterprise Fleet Financing LLC Series 2013-1 Class A1 0.260% due 03/20/14 (Þ)	540	540
Federal Home Loan Mortgage Corp. 1.375% due 02/25/14	265	268
Federal National Mortgage Association Discount Notes Zero coupon due 05/15/13 (ç)(ž)	2,680	2,680
Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/08/14	200	216
10.500% due 03/25/14	200	217
GE Equipment Transportation LLC Series 2012-2 Class A1 0.260% due 10/24/13	240	240
Series 2013-1 Class A1 0.260% due 03/24/14	470	470
General Electric Capital Corp. 1.189% due 05/22/13 (Ê)	75	75
Series EMTN 0.419% due 03/20/14 (Ê)	400	400
Hewlett-Packard Co. 0.568% due 05/24/13 (Ê)	700	700
Honda Auto Receivables Owner Trust Series 2013-1 Class A1 0.200% due 01/21/14	503	503
HRPT Properties Trust 5.750% due 02/15/14	165	168
HSBC Finance Corp. 0.439% due 04/05/13 (Ê)	300	384
Hyundai Auto Lease Securitization Trust Series 2013-A Class A1 0.230% due 03/17/14 (Þ)	845	845

	Principal Amount ($) or Shares		Fair Value $
Hyundai Auto Receivables Trust Series 2012-C Class A1 0.230% due 10/15/13	394		394
Series 2013-A Class A1 0.200% due 02/18/14	425		425
Intesa Sanpaolo SpA 2.688% due 02/24/14 (Ê)(Þ)	200		201
iPCS, Inc. 2.424% due 05/01/13 (Ê)	440		439
John Deere Owner Trust Series 2012-B Class A1 0.267% due 09/16/13	167		167
JPMorgan Chase & Co. 5.375% due 01/15/14	170		177
Morgan Stanley Series GMTN 2.792% due 05/14/13 (Ê)	200		201
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	800		808
Nissan Auto Receivables Owner Trust Series 2012-B Class A1 0.263% due 08/15/13	132		132
Ralph Lauren Corp. 4.500% due 10/04/13	125		163
RBS Holdings USA, Inc. 0.351% due 08/20/13 (ž)	1,815		1,812
Russell U.S. Cash Management Fund	139,287,640	(¥)	139,288
Santander Drive Auto Receivables Trust Series 2012-6 Class A1 0.300% due 10/15/13	298		298
Series 2013-1 Class A1 0.260% due 01/15/14	548		548
Series 2013-2 Class A1 0.260% due 03/17/14	720		720
Santander US Debt SA Unipersonal 2.991% due 10/07/13 (Þ)	400		403
Sempra Energy 2.000% due 03/15/14	255		258
SLM Corp. 0.533% due 06/17/13 (Ê)	150		192
SMART Trust Series 2012-4US Class A1 0.290% due 10/14/13	40		40
Series 2013-1US Class A1 0.230% due 01/14/14	774		774
Springleaf Finance Corp. Series REGS 4.125% due 11/29/13	500		638
Tidewater Auto Receivables Trust Series 2012-AA Class A1 0.640% due 11/15/13 (Þ)	73		73
UBS Finance (Delaware), LLC 0.230% due 06/21/13 (ž)	1,805		1,804
United States Treasury Bills 0.037% due 04/04/13 (§)(ç)(ž)	10		10
0.061% due 05/09/13 (ç)(ž)	17,470		17,469
0.073% due 05/23/13 (§)(ç)(ž)	10		10
0.110% due 05/23/13 (§)(ç)(ž)	20		20

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

United States Treasury Inflation Indexed Bonds 2.000% due 01/15/14	735	760
Vodafone Group PLC 0.750% due 01/02/14 (ž)	2,800	2,786
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1 0.200% due 03/20/14	1,330	1,330
Wachovia Corp. 5.500% due 05/01/13	490	492
Westlake Automobile Receivables Trust Series 2012-1A Class A1 0.426% due 09/16/13 (Þ)	291	291

Total Short-Term Investments (cost $195,005)		195,062

Repurchase Agreements - 0.1%
Agreement with Citigroup Global Markets Inc. and State Street Bank (Tri-Party) of $700 dated March 28, 2013 at 0.200% to be repurchased at $700 on April 1, 2013 collateralized by: $714 par various United States Treasury Obligations, valued at $715.	700	700

Total Repurchase Agreements (cost $700)		700

Total Investments - 110.1% (identified cost $749,272)		769,075

Other Assets and Liabilities, Net - (10.1%)		(70,764)

Net Assets - 100.0%		698,311

See accompanying notes which are an integral part of this quarterly report.

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted	Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.6%
Adam Aircraft Industries - Term Loan	05/22/07	48,786	114.22	56	—
Australia & New Zealand Banking Group, Ltd.	06/15/11	300,000	99.99	300	300
DG Funding Trust	11/04/03	49	10,537.11	516	356
Electricite de France SA	01/21/09	200,000	99.93	200	208
Escrow GM Corp.	04/21/11	80,000	—	—	—
Royal Bank of Scotland Group PLC	11/05/07	300,000	99.53	299	287
Vivendi SA	04/03/12	200,000	100.00	200	204
Westpac Banking Corp.	08/12/10	700,000	102.48	717	729
WM Wrigley Jr Co.	02/28/13	1,800,000	103.58	1,864	1,848

					3,932

For a description of restricted securities see note 6 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	3	EUR	746	12/14	(1)
Euribor Futures (Germany)	3	EUR	746	03/15	—
Euribor Futures (Germany)	1	EUR	248	06/15	—
Eurodollar Futures (CME)	55	USD	13,705	06/13	(3)
Eurodollar Futures (CME)	1	USD	249	09/13	—
Eurodollar Futures (CME)	2	USD	498	12/13	—
Eurodollar Futures (CME)	17	USD	4,227	12/14	—
Eurodollar Futures (CME)	3	USD	745	03/15	1
Eurodollar Futures (CME)	98	USD	24,329	06/15	(22)
Eurodollar Futures (CME)	16	USD	3,968	09/15	(4)
Eurodollar Futures (CME)	64	USD	15,855	12/15	(13)
Eurodollar Futures (CME)	17	USD	4,206	03/16	(5)
Eurodollar Futures (CME)	1	USD	247	06/16	—
Eurodollar Futures (CME)	1	USD	247	09/16	(1)
United States Treasury 2 Year Note Futures	154	USD	33,950	06/13	10
United States Treasury 5 Year Note Futures	153	USD	18,981	06/13	49
United States Treasury 10 Year Note Futures	114	USD	15,046	06/13	79
United States Treasury 30 Year Bond Futures	113	USD	16,325	06/13	150
United States Treasury Ultra Long-Term Bond Futures	7	USD	1,103	06/13	8

Short Positions
Canada Government 10 Year Bond Futures (Canada)	20	CAD	2,700	06/13	(51)
Eurodollar Futures (CME)	15	USD	3,716	12/15	—
Euro-Bobl Futures (Germany)	24	EUR	3,041	06/13	(27)
Euro-Bund Futures (Germany)	1	EUR	145	06/13	(3)
Euro-OAT Futures (Germany)	16	EUR	2,176	06/13	(44)
United Kingdom Long Gilt Bond Futures (United Kingdom)	34	GBP	4,039	06/13	(206)
United States Treasury 5 Year Note Futures	30	USD	3,722	06/13	(15)
United States Treasury 10 Year Note Futures	62	USD	8,183	06/13	(78)
United States Treasury 30 Year Bond Futures	8	USD	1,156	06/13	(6)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(182)

See accompanying notes which are an integral part of this quarterly report.

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(11)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	—

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		1,400	03/12/14	(2)
USD Three Month LIBOR/USD 0.750%	Call	2	0.00		1,100	04/02/13	—
USD Three Month LIBOR/USD 0.800%	Call	1	0.00		7,600	04/29/13	(1)
USD Three Month LIBOR/USD 0.850%	Call	1	0.00		700	04/29/13	—
USD Three Month LIBOR/USD 1.800%	Call	7	0.00		5,200	07/29/13	(18)
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		1,400	03/12/14	(2)
USD 1.150%/USD Three Month LIBOR	Put	2	0.00		1,100	04/02/13	—
USD 1.150%/USD Three Month LIBOR	Put	1	0.00		7,600	04/29/13	(5)
USD 1.150%/USD Three Month LIBOR	Put	1	0.00		1,000	07/24/13	—
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		700	04/29/13	—
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		1,800	07/11/13	—
USD 1.300%/USD Three Month LIBOR	Put	3	0.00		2,300	04/29/13	—
USD 1.400%/USD Three Month LIBOR	Put	1	0.00		1,400	09/03/13	(4)
USD 1.700%/USD Three Month LIBOR	Put	2	0.00		400	07/24/13	—
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		2,700	05/28/13	—
USD 2.650%/USD Three Month LIBOR	Put	7	0.00		5,200	07/29/13	(17)
United States Treasury 10 Year Note Futures	Call	6	132.50	USD	6	04/26/13	(2)
United States Treasury 10 Year Note Futures	Call	61	132.00	USD	61	05/24/13	(52)
United States Treasury 10 Year Note Futures	Put	6	129.00	USD	6	04/26/13	—
United States Treasury 10 Year Note Futures	Put	61	128.50	USD	61	05/24/13	(8)

Total Liability for Options Written (premiums received $268)							(128)

Transactions in options written contracts for the period ended March 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding December 31, 2012	163	$296
Opened	183	179
Closed	(148)	(200)
Expired	(22)	(7)

Outstanding March 31, 2013	176	$268

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	2,055	CAD	2,110	04/18/13	22
Bank of America	USD	100	MXN	1,276	04/03/13	3
Bank of America	EUR	230	USD	294	04/02/13	(1)
Barclays Bank PLC	EUR	37	USD	48	06/17/13	1
Barclays Bank PLC	JPY	31,873	USD	358	04/17/13	19
Barclays Bank PLC	NZD	2,267	AUD	1,790	04/18/13	(34)
Barclays Bank PLC	RUB	9,045	USD	290	04/22/13	—
BNP Paribas SA	EUR	105	USD	137	06/17/13	2
Citibank	CAD	5,245	USD	5,095	06/20/13	(59)
Citibank	NZD	3,455	AUD	2,728	04/18/13	(51)
Credit Suisse	USD	949	BRL	1,912	04/02/13	(3)
Credit Suisse	USD	965	BRL	1,912	06/04/13	(25)
Credit Suisse	BRL	1,912	USD	972	04/02/13	26
Credit Suisse	EUR	9,287	USD	12,113	04/02/13	208
Deutsche Bank AG	USD	273	EUR	213	04/02/13	—
Deutsche Bank AG	USD	1,314	NOK	7,693	04/18/13	2
Deutsche Bank AG	AUD	5,428	USD	5,567	04/18/13	(78)
Deutsche Bank AG	EUR	213	USD	273	05/02/13	—
Deutsche Bank AG	NOK	1,923	USD	330	04/18/13	1
Deutsche Bank AG	NZD	1,134	AUD	895	04/18/13	(17)
Goldman Sachs	USD	3,650	JPY	345,226	04/18/13	18
Goldman Sachs	EUR	666	SGD	1,058	04/18/13	—
Goldman Sachs	EUR	4,141	USD	5,395	04/18/13	87
HSBC Bank PLC	USD	15,715	EUR	12,220	04/02/13	(51)
HSBC Bank PLC	USD	82	EUR	63	06/17/13	(1)
HSBC Bank PLC	EUR	12,220	USD	15,718	05/02/13	51
JPMorgan Chase Bank	USD	3,866	CHF	3,568	04/30/13	(106)
JPMorgan Chase Bank	USD	4,994	GBP	3,176	04/30/13	(169)
JPMorgan Chase Bank	USD	4,107	KRW	4,475,900	04/30/13	(90)
JPMorgan Chase Bank	USD	100	MXN	1,274	04/03/13	3
JPMorgan Chase Bank	USD	4,008	MYR	12,386	04/30/13	(16)
JPMorgan Chase Bank	USD	2,750	NOK	15,231	04/30/13	(145)
JPMorgan Chase Bank	USD	5,533	SEK	35,544	04/30/13	(82)
JPMorgan Chase Bank	USD	2,346	ZAR	21,504	04/30/13	(16)
JPMorgan Chase Bank	AUD	15,967	USD	16,569	04/30/13	(22)
JPMorgan Chase Bank	BRL	4,385	USD	2,156	04/30/13	(7)
JPMorgan Chase Bank	CAD	1,116	USD	1,108	04/30/13	10
JPMorgan Chase Bank	CHF	1,015	USD	1,098	04/30/13	29
JPMorgan Chase Bank	CLP	776,458	USD	1,623	04/30/13	(17)
JPMorgan Chase Bank	COP	4,813,736	USD	2,683	04/30/13	53
JPMorgan Chase Bank	CZK	40,854	USD	2,142	04/30/13	110
JPMorgan Chase Bank	EUR	5,448	SGD	8,654	04/18/13	(7)
JPMorgan Chase Bank	EUR	6,683	USD	8,988	04/30/13	419
JPMorgan Chase Bank	IDR	34,634,531	USD	3,490	04/30/13	(62)
JPMorgan Chase Bank	JPY	8,520	USD	94	04/30/13	4
JPMorgan Chase Bank	MXN	4,564	USD	355	04/30/13	(14)
JPMorgan Chase Bank	NOK	21,346	USD	3,650	04/18/13	(3)
JPMorgan Chase Bank	NZD	12,884	USD	10,707	04/30/13	(53)
JPMorgan Chase Bank	PEN	5,546	USD	2,165	04/30/13	26
JPMorgan Chase Bank	PLN	12,882	USD	4,075	04/30/13	128
JPMorgan Chase Bank	RUB	46,993	USD	1,539	04/30/13	35
JPMorgan Chase Bank	SGD	5,209	USD	4,209	04/30/13	9
JPMorgan Chase Bank	TRY	2,801	USD	1,563	04/30/13	21

See accompanying notes which are an integral part of this quarterly report.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Morgan Stanley & Co., Inc.	USD	100	MXN	1,272	04/03/13	3
Morgan Stanley & Co., Inc.	USD	100	MXN	1,281	04/03/13	4
Royal Bank of Canada	EUR	297	USD	385	06/17/13	4
Royal Bank of Canada	USD	3,406	CAD	3,497	04/18/13	35
Royal Bank of Canada	CAD	5,597	USD	5,500	04/18/13	(8)
Royal Bank of Canada	EUR	1,575	USD	2,044	04/18/13	25
Royal Bank of Scotland PLC	EUR	2,933	USD	3,812	04/02/13	52
Royal Bank of Scotland PLC	GBP	64	USD	96	06/12/13	(1)
Royal Bank of Scotland PLC	GBP	219	USD	331	06/12/13	(2)
Skandinaviska Enskilda Bank	USD	4,162	NOK	24,361	04/18/13	6
Skandinaviska Enskilda Bank	NOK	29,895	USD	5,131	04/18/13	16
UBS AG	USD	925	BRL	1,912	04/02/13	21
UBS AG	USD	5,147	JPY	496,729	04/18/13	130
UBS AG	USD	100	MXN	1,275	04/03/13	3
UBS AG	USD	100	MXN	1,275	04/03/13	3
UBS AG	USD	100	MXN	1,298	04/03/13	5
UBS AG	USD	100	MXN	1,286	04/03/13	4
UBS AG	USD	795	MXN	10,238	06/27/13	27
UBS AG	BRL	1,912	USD	949	04/02/13	3
UBS AG	EUR	1,027	SGD	1,632	04/18/13	(1)
UBS AG	EUR	2,602	USD	3,377	04/18/13	42
UBS AG	JPY	31,874	USD	358	04/17/13	19
UBS AG	MXN	10,238	USD	802	04/03/13	(27)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						521

Index Swap Contracts
Fund Receives Underlying Security	Counter party	Notional Amount		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Bank of America	USD	5,128	1 Month LIBOR plus 0.120%	03/01/14	4
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	15,239	1 Month LIBOR	07/01/13	13
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	15,022	1 Month LIBOR plus 0.200%	09/01/13	13
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	5,007	1 Month LIBOR plus 0.165%	09/01/13	4
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	10,015	1 Month LIBOR plus 0.140%	09/01/13	9
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	15,001	1 Month LIBOR	10/01/13	13
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	2,000	1 Month LIBOR plus 0.120%	03/01/14	2
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	5,025	1 Month LIBOR plus 0.120%	03/01/14	4

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						62

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $
Bank of America	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	2
Barclays Bank	MXN	700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	2
Barclays Bank	MXN	5,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	11
Barclays Bank	USD	2,090	3.145%	Three Month LIBOR	03/15/26	20
Barclays Bank	USD	425	Three Month LIBOR	2.481%	11/15/27	8
Barclays Bank	USD	425	Three Month LIBOR	2.417%	11/15/27	12
Barclays Bank	USD	940	Three Month LIBOR	3.490%	03/15/46	(13)
Citibank	USD	850	Three Month LIBOR	2.714%	08/15/42	49
Goldman Sachs	USD	15,500	1.500%	Three Month LIBOR	03/18/16	114
Goldman Sachs	USD	5,200	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	1
HSBC	MXN	1,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	3
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	2
JPMorgan	USD	5,000	1.311%	Three Month LIBOR	10/24/19	(13)
JPMorgan	HKD	19,850	Three Month LIBOR	1.085%	10/25/19	23
JPMorgan	SGD	3,150	Singapore Swap Offer Rate	1.315%	10/30/19	(9)
JPMorgan	USD	1,750	1.471%	Three Month LIBOR	02/12/20	6
JPMorgan	HKD	1,050	Three Month LIBOR	1.260%	02/14/20	—
JPMorgan	SGD	175	Singapore Swap Offer Rate	1.440%	02/17/20	(1)
JPMorgan	USD	5,000	1.501%	Three Month LIBOR	10/26/20	(27)
Morgan Stanley	MXN	38,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	80
Morgan Stanley	MXN	500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	3

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $87 (å)						273

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counter party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $
Berkshire Hathaway Inc.	JPMorgan	0.721%	USD	1,400	1.000%	12/20/17	18
GE Capital Corp.	Citibank	0.141%	USD	200	4.000%	12/20/13	6
GE Capital Corp.	Deutsche Bank	0.141%	USD	100	4.900%	12/20/13	4
MetLife, Inc.	Barclays Bank	1.146%	USD	1,200	1.000%	12/20/17	(8)

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($65)							20

See accompanying notes which are an integral part of this quarterly report.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

CMBX AJ Index	Bank of America	USD	1,200	0.080%		12/13/49	(37)
CMBX AJ Index	Citibank	USD	100	0.350%		02/17/51	(3)
CMBX AJ Index	Deutsche Bank	USD	200	0.080%		12/13/49	(6)
CMBX AJ Index	Goldman Sachs	USD	100	0.080%		12/13/49	(3)
CMBX AJ Index	JPMorgan	USD	400	0.080%		12/13/49	(12)
Dow Jones CDX Index	Barclays Bank	USD	800	5.000%		06/20/15	37
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		06/20/15	41
Dow Jones CDX Index	JPMorgan	USD	386	0.553%		12/20/17	7
Dow Jones CDX Index	JPMorgan	USD	2,800	1.000%		12/20/22	(69)
Dow Jones CDX Index	JPMorgan	USD	2,800	1.000%		06/20/23	(80)
Dow Jones CDX Index	JPMorgan	USD	2,200	(1.000%	)	12/20/17	(19)
Dow Jones CDX Index	JPMorgan	USD	2,800	(1.000%	)	12/20/22	68
Dow Jones CDX Index	JPMorgan	USD	5,000	1.000%		06/20/18	24
Dow Jones CDX Index	JPMorgan	USD	3,000	1.000%		12/20/17	26
Dow Jones CDX Index	JPMorgan	USD	4,200	1.000%		12/20/17	36
Dow Jones CDX Index	JPMorgan	USD	5,000	(1.000%	)	12/20/17	(43)
Dow Jones CDX Index	Morgan Stanley	USD	800	5.000%		06/20/15	37
Dow Jones CDX Index	Pershing	USD	193	0.548%		12/20/17	3

Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($70)							7

Sovereign Issues
Reference Entity	Counter Party	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Australia Government International Bond	JPMorgan	0.288%	USD	200	1.000%	06/20/17	6
Brazil Government International Bond	Barclays Bank	0.865%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Deutsche Bank	0.865%	USD	1,000	1.000%	06/20/15	3
Brazil Government International Bond	Goldman Sachs	0.865%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	HSBC	0.917%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	JPMorgan	0.917%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	Barclays Bank	0.959%	USD	700	1.000%	12/20/15	1
Brazil Government International Bond	Bank of America	0.994%	USD	500	1.000%	03/20/16	—
Brazil Government International Bond	Credit Suisse	1.024%	USD	200	1.000%	06/20/16	—
China Government International Bond	Barclays Bank	0.395%	USD	600	1.000%	06/20/16	12
Italy Government International Bond	Bank of America	2.964%	USD	100	1.000%	03/20/18	(9)
Italy Government International Bond	Deutsche Bank	2.964%	USD	100	1.000%	03/20/18	(9)
Japan Government International Bond	Bank of America	0.438%	USD	100	1.000%	03/20/16	2
Japan Government International Bond	Goldman Sachs	0.438%	USD	100	1.000%	03/20/16	2
Japan Government International Bond	JPMorgan	0.438%	USD	700	1.000%	03/20/16	12
Japan Government International Bond	Goldman Sachs	0.466%	USD	200	1.000%	06/20/16	3
Mexico Government International Bond	HSBC	0.583%	USD	500	1.000%	03/20/16	6
Mexico Government International Bond	HSBC	1.230%	USD	500	1.000%	03/20/21	(8)
United Kingdom Gilt	Societe Generale	0.225%	USD	200	1.000%	03/20/15	3
United Kingdom Gilt	Deutsche Bank	0.267%	USD	200	1.000%	03/20/16	4
United Kingdom Gilt	Citibank	0.273%	USD	200	1.000%	06/20/16	5
United Kingdom Gilt	Morgan Stanley	0.273%	USD	400	1.000%	06/20/16	9
United Kingdom Gilt	UBS	0.273%	USD	400	1.000%	06/20/16	9

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($23)							55

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($158) (å)							82

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — March 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$44,641	$822	$45,463
Corporate Bonds and Notes	—	86,474	2,435	88,909
International Debt	—	34,094	—	34,094
Loan Agreements	—	2,541	—	2,541
Mortgage-Backed Securities	—	207,227	3,761	210,988
Municipal Bonds	—	15,265	—	15,265
Non-US Bonds	—	54,050	—	54,050
United States Government Agencies	—	11,621	—	11,621
United States Government Treasuries	—	109,424	—	109,424
Common Stocks	389	—	—	389
Preferred Stocks	—	—	356	356
Options Purchased	—	213	—	213
Short-Term Investments	—	194,842	220	195,062
Repurchase Agreements	—	700	—	700

Total Investments	389	761,092	7,594	769,075

Other Financial Instruments
Futures Contracts	(182)	—	—	(182)
Options Written	(60)	(52)	(16)	(128)
Foreign Currency Exchange Contracts	(1)	522	—	521
Index Swaps	—	62	—	62
Interest Rate Swap Contracts	—	186	—	186
Credit Default Swap Contracts	—	240	—	240

Total Other Financial Instruments*	$(243)	$958	$(16)	$699

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2013, see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended March 31, 2013 were as follows:

Category and Subcategory	Beginning Balance 12/31/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 3/31/2013	Net change in Unrealized Appreciation/ (Depreciation) on investments held as of 3/31/2013
Long-Term Investments
Asset-Backed Securities	$317	$500	$—	$—	$—	$—	$—	$5	$822	$4
Corporate Bonds and Notes	1,976	450	40	4	1	—	—	44	2,435	43
International Debt	465	—	170	—	—	—	296	1	—	1
Mortgage-Backed Securities	3,200	933	44	(2)	(1)	692	1,005	(12)	3,761	(11)
Non-US Bonds	289	—	164	—	(1)	—	111	(13)	—	—
Preferred Stocks	360	—	—	—	—	—	—	(4)	356	(4)
Short-Term Investments	177	—	—	—	—	40	—	3	220	3

Total Investments	6,784	1,883	418	2	(1)	732	1,412	24	7,594	36

Other Financial Instruments
Options Written	(18)	—	—	—	—	—	—	2	(16)	2

Total Other Financial Instruments	$(18)	$—	$—	$—	$—	$—	$—	$2	$(16)	$2

See accompanying notes which are an integral part of this quarterly report.

48	Core Bond Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.7%
Australia - 7.9%
BGP Holdings PLC (Å)(Þ)	926,311	—
CFS Retail Property Trust Group (ö)	633,250	1,325
Charter Hall Retail REIT (ö)	215,582	878
Commonwealth Property Office Fund (ö)	1,673,061	1,933
Dexus Property Group (ö)	5,725,315	6,200
Federation Centres (ö)	2,343,741	5,759
Goodman Group (ö)	794,403	3,953
GPT Group (ö)	1,587,752	6,133
Mirvac Group Class REIT (ö)	2,307,935	3,893
Stockland (ö)	1,003,219	3,812
Westfield Group (ö)	1,385,459	15,652
Westfield Retail Trust (ö)	599,376	1,884

		51,422

Austria - 0.1%
Conwert Immobilien Invest SE (Æ)	49,001	534

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios SA	43,131	1,238

Canada - 3.6%
Allied Properties Real Estate Investment Trust Class Trust Unit (Ñ)(ö)	107,351	3,491
Boardwalk Real Estate Investment Trust (Ñ)(ö)	50,112	3,083
Brookfield Office Properties, Inc. (Ñ)	296,832	5,095
Calloway Real Estate Investment Trust (Ñ)(ö)	54,400	1,568
Canadian Apartment Properties REIT (Ñ)(ö)	78,200	1,941
Canadian Real Estate Investment Trust (Ñ)(ö)	34,181	1,513
Chartwell Retirement Residences (Ñ)(ö)	164,364	1,793
Dundee Real Estate Investment Trust Class A (Ñ)(ö)	40,400	1,458
First Capital Realty, Inc. Class A	28,900	539
H&R Real Estate Investment Trust (Ñ)(ö)	65,904	1,517
RioCan Real Estate Investment Trust (Ñ)(ö)	54,800	1,500

		23,498

China - 0.1%
China Resources Land, Ltd.	142,000	397

Finland - 0.1%
Citycon OYJ (Ñ)	154,818	443
Sponda OYJ	64,507	304

		747

France - 3.1%
Gecina SA (ö)	15,968	1,852
Klepierre - GDR (ö)	109,948	4,319
Mercialys SA (ö)	37,577	769
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	4,146	442
Unibail-Rodamco SE (ö)	53,659	12,499

		19,881

	Principal Amount ($) or Shares	Fair Value $
Germany - 1.1%
Deutsche Euroshop AG	11,787	477
Deutsche Wohnen AG	195,238	3,549
GSW Immobilien AG	51,209	2,026
LEG Immobilien AG	23,223	1,244
TAG Immobilien AG	14,255	163

		7,459

Hong Kong - 10.3%
Agile Property Holdings, Ltd.	1,227,700	1,463
Cheung Kong Holdings, Ltd.	48,000	709
Country Garden Holdings Co., Ltd. (Æ)	2,073,988	1,037
Hang Lung Properties, Ltd. - ADR	351,705	1,314
Henderson Land Development Co., Ltd.	621,109	4,249
Hongkong Land Holdings, Ltd.	1,359,608	10,073
Hysan Development Co., Ltd.	1,081,449	5,462
Kerry Properties, Ltd.	293,612	1,303
Link REIT (The) (ö)	1,049,517	5,719
New World Development Co., Ltd.	4,692,677	7,944
Shangri-La Asia, Ltd.	368,014	721
Shimao Property Holdings, Ltd.	1,234,697	2,370
Sino Land Co., Ltd.	2,318,000	3,930
Soho China, Ltd.	405,300	338
Sun Hung Kai Properties, Ltd.	728,391	9,814
Wharf Holdings, Ltd.	1,177,951	10,501

		66,947

Italy - 0.0%
Beni Stabili SpA (ö)	422,721	252

Japan - 13.3%
Activia Properties, Inc. (ö)	251	2,408
Advance Residence Investment Corp. (ö)	154	413
Aeon Mall Co., Ltd.	34,900	1,062
Frontier Real Estate Investment Corp. (ö)	193	2,199
GLP (ö)	2,078	2,232
Industrial & Infrastructure Fund Investment Corp. (ö)	103	1,137
Japan Logistics Fund, Inc. Class A (ö)	70	816
Japan Prime Realty Investment Corp. Class A (ö)	409	1,579
Japan Real Estate Investment Corp. Class A (ö)	577	7,975
Japan Retail Fund Investment Corp. (ö)	971	2,403
Kenedix Realty Investment Corp. Class A (ö)	375	1,818
Mitsubishi Estate Co., Ltd.	609,140	17,155
Mitsui Fudosan Co., Ltd.	837,000	23,759
Nippon Building Fund, Inc. (ö)	306	4,278
Nippon Prologis REIT, Inc. (ö)	50	544
Nomura Real Estate Holdings, Inc.	42,327	944
NTT Urban Development Corp.	729	874
Orix, Inc. Class A (ö)	1,204	1,692
Premier Investment Corp. Class A (ö)	127	684
Sumitomo Realty & Development Co., Ltd.	222,600	8,619
Tokyu Land Corp.	131,000	1,227

Global Real Estate Securities Fund	49

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Tokyu REIT, Inc. (ö)	67	506
United Urban Investment Corp. Class A (ö)	1,311	2,136

		86,460

Mexico - 0.2%
Fibra Uno Administracion SA de CV (ö)	380,473	1,255

Netherlands - 1.0%
Corio NV (ö)	111,450	5,199
Eurocommercial Properties NV (ö)	25,395	930
Vastned Retail NV (ö)	6,200	257
Wereldhave NV (ö)	4,400	304

		6,690

Norway - 0.4%
Norwegian Property ASA	1,630,889	2,561

Philippines - 0.2%
SM Prime Holdings, Inc.	2,439,951	1,142

Singapore - 4.4%
CapitaCommercial Trust (Æ)(ö)	72,000	92
CapitaLand, Ltd.	1,509,143	4,295
CapitaMall Trust Class A (ö)	2,761,000	4,653
CapitaMalls Asia, Ltd.	2,809,969	4,644
CDL Hospitality Trusts (Æ)(ö)	180,000	297
City Developments, Ltd.	234,073	2,138
Frasers Centrepoint Trust (Æ)(ö)	240,000	414
Global Logistic Properties, Ltd.	2,373,014	5,013
Keppel Land, Ltd.	410,597	1,304
Keppel REIT (ö)	425,956	467
Mapletree Commercial Trust (Æ)(ö)	454,500	493
Mapletree Greater China Commercial Trust (Æ)(ö)	499,900	419
Perennial China Retail Trust (Æ)	1,815,000	863
Suntec Real Estate Investment Trust (Æ)(ö)	2,659,500	3,860

		28,952

Sweden - 1.0%
Castellum AB (Ñ)	180,099	2,566
Fabege AB (Ñ)	232,109	2,372
Hufvudstaden AB Class A (Ñ)	73,000	916
Wihlborgs Fastigheter AB	21,900	360

		6,214

Switzerland - 0.2%
PSP Swiss Property AG (Æ)	16,900	1,540

United Kingdom - 4.6%
British Land Co. PLC (ö)	250,544	2,069
Capital & Counties Properties PLC	147,200	609
Derwent London PLC (ö)	158,073	5,170
Great Portland Estates PLC (ö)	523,355	3,943
Hammerson PLC (ö)	711,883	5,321
Intu Properties PLC Class H (ö)	53,431	271
Land Securities Group PLC (ö)	689,776	8,690
Londonmetric Property PLC (ö)	688,700	1,109

	Principal Amount ($) or Shares	Fair Value $
Segro PLC (ö)	39,620	153
Shaftesbury PLC (ö)	176,277	1,557
Unite Group PLC	260,312	1,269

		30,161

United States - 43.9%
Acadia Realty Trust (ö)	37,688	1,047
Alexandria Real Estate Equities, Inc. (ö)	51,005	3,620
American Assets Trust, Inc. (ö)	77,534	2,482
American Campus Communities, Inc. (ö)	18,400	834
American Tower Corp. Class A (ö)	26,707	2,054
Apartment Investment & Management Co. Class A (ö)	142,513	4,370
AvalonBay Communities, Inc. (ö)	59,964	7,595
Aviv REIT, Inc. (Æ)(ö)	6,500	156
BioMed Realty Trust, Inc. (ö)	82,700	1,786
Boston Properties, Inc. (ö)	63,166	6,384
Brandywine Realty Trust (ö)	57,977	861
BRE Properties, Inc. Class A (ö)	88,367	4,302
Camden Property Trust (ö)	28,500	1,957
CBL & Associates Properties, Inc. (ö)	100,600	2,374
Colonial Properties Trust (ö)	57,349	1,297
Corporate Office Properties Trust (ö)	71,990	1,921
CubeSmart Class A (ö)	310,398	4,904
DCT Industrial Trust, Inc. (ö)	291,747	2,159
DDR Corp. (ö)	588,660	10,255
Digital Realty Trust, Inc. (Ñ)(ö)	44,814	2,999
Douglas Emmett, Inc. (ö)	95,820	2,389
Duke Realty Corp. (ö)	214,312	3,639
DuPont Fabros Technology, Inc. (ö)	89,345	2,169
Education Realty Trust, Inc. Class A (ö)	97,612	1,028
EPR Properties (ö)	35,600	1,853
Equity Lifestyle Properties, Inc. Class A (ö)	33,548	2,577
Equity One, Inc. (ö)	58,300	1,397
Equity Residential (ö)	137,489	7,570
Essex Property Trust, Inc. (ö)	29,312	4,414
Extra Space Storage, Inc. (ö)	110,666	4,346
Federal Realty Investment Trust (ö)	23,800	2,571
First Industrial Realty Trust, Inc. (ö)	30,982	531
First Potomac Realty Trust (ö)	59,100	876
Forest City Enterprises, Inc. Class A (Æ)	162,402	2,885
General Growth Properties, Inc. (ö)	136,586	2,715
HCP, Inc. (ö)	96,800	4,826
Health Care REIT, Inc. (ö)	111,684	7,584
Healthcare Realty Trust, Inc. (ö)	66,234	1,880
Healthcare Trust of America, Inc. Class A (ö)	81,168	954
Hersha Hospitality Trust Class A (ö)	185,971	1,086
Highwoods Properties, Inc. (Ñ)(ö)	55,722	2,205
Home Properties, Inc. (ö)	29,964	1,900
Host Hotels & Resorts, Inc. (ö)	464,494	8,124
Hudson Pacific Properties, Inc. (ö)	88,113	1,916
Hyatt Hotels Corp. Class A (Æ)	43,712	1,890
Kilroy Realty Corp. (ö)	103,718	5,435
Kimco Realty Corp. (ö)	141,030	3,159
Liberty Property Trust (ö)	48,000	1,908
Macerich Co. (The) (ö)	140,513	9,047

50	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Mack-Cali Realty Corp. (ö)	75,369		2,156
Mid-America Apartment Communities, Inc. (ö)	32,872		2,270
National Retail Properties, Inc. (Ñ)(ö)	32,500		1,176
Omega Healthcare Investors, Inc. (ö)	17,400		528
Orient-Express Hotels, Ltd. Class A (Æ)	96,285		949
Parkway Properties, Inc. (ö)	46,244		858
Pebblebrook Hotel Trust (ö)	17,200		444
Piedmont Office Realty Trust, Inc. Class A (ö)	172,200		3,373
Prologis, Inc. (ö)	317,903		12,709
PS Business Parks, Inc. (ö)	6,173		487
Public Storage (ö)	79,342		12,085
Ramco-Gershenson Properties Trust (ö)	14,500		244
Realty Income Corp. (Ñ)(ö)	45,541		2,065
Regency Centers Corp. (ö)	60,720		3,213
Retail Opportunity Investments Corp. (ö)	169,597		2,376
Retail Properties of America, Inc. Class A (Ñ)(ö)	39,900		591
RLJ Lodging Trust (ö)	57,100		1,300
Senior Housing Properties Trust (ö)	113,097		3,034
Simon Property Group, Inc. (ö)	196,529		31,163
SL Green Realty Corp. (ö)	93,198		8,025
Sovran Self Storage, Inc. (ö)	13,740		886
Starwood Hotels & Resorts Worldwide, Inc. (ö)	46,909		2,989
Strategic Hotels & Resorts, Inc. (Æ)(ö)	192,699		1,609
Tanger Factory Outlet Centers, Inc. (ö)	42,897		1,552
UDR, Inc. (ö)	233,800		5,656
Ventas, Inc. (ö)	228,084		16,695
Vornado Realty Trust (ö)	126,896		10,614
WP Carey, Inc. (Ñ)(ö)	10,907		735

			286,013

Total Common Stocks (cost $483,939)			623,363

Short-Term Investments - 3.4%
United States - 3.4%
Russell U.S. Cash Management Fund	21,932,702	(¥)	21,933

Total Short-Term Investments (cost $21,933)			21,933

	Principal Amount ($) or Shares		Fair Value $
Other Securities - 4.7%
Russell U.S. Cash Collateral Fund (X)	30,565,492	(¥)	30,565

Total Other Securities (cost $30,565)			30,565

Total Investments - 103.8% (identified cost $536,437)			675,861

Other Assets and Liabilities, Net - (3.8%)			(24,520)

Net Assets - 100.0%			651,341

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund	51

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted	Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.0%
BGP Holdings PLC	08/06/09	926,311	—	—	—

For a description of restricted securities see note 6 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

52	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	12	AUD	1,490	06/13	(21)
Dow Jones US Real Estate Index Futures	131	USD	3,511	06/13	55
FTSE EPRA Europe Futures (Germany)	331	EUR	4,788	06/13	(26)
Hang Seng Index Futures (Hong Kong)	15	HKD	16,737	04/13	3
S&P Midcap 400 E-Mini Index Futures (CME)	57	USD	6,561	06/13	155
S&P TSE 60 Index Futures (Canada)	7	CAD	1,020	06/13	(7)
SGX MSCI Singapore Index Futures (Singapore)	16	SGD	1,193	04/13	11
TOPIX Index Futures (Japan)	19	JPY	197,315	06/13	74

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					244

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brothers Harriman & Co.	EUR	200	USD	256	06/19/13	(1)
Brown Brothers Harriman & Co.	JPY	10,000	USD	106	06/19/13	—
Deutsche Bank AG	USD	803	SGD	1,001	06/19/13	4
HSBC Bank PLC	USD	300	AUD	293	06/19/13	3
HSBC Bank PLC	USD	204	CAD	210	06/19/13	2
HSBC Bank PLC	USD	1,599	EUR	1,235	06/19/13	(15)
HSBC Bank PLC	USD	486	HKD	3,767	06/19/13	—
HSBC Bank PLC	USD	329	JPY	31,627	06/19/13	7
JPMorgan Chase Bank	USD	300	AUD	293	06/19/13	4
JPMorgan Chase Bank	USD	204	CAD	210	06/19/13	2
JPMorgan Chase Bank	USD	1,599	EUR	1,235	06/19/13	(15)
JPMorgan Chase Bank	USD	486	HKD	3,767	06/19/13	—
JPMorgan Chase Bank	USD	329	JPY	31,627	06/19/13	7
JPMorgan Chase Bank	USD	23	SEK	149	04/04/13	—
JPMorgan Chase Bank	SGD	58	AUD	45	04/03/13	—
Royal Bank of Canada	USD	300	AUD	293	06/19/13	4
Royal Bank of Canada	USD	204	CAD	210	06/19/13	2
Royal Bank of Canada	USD	1,598	EUR	1,235	06/19/13	(15)
Royal Bank of Canada	USD	486	HKD	3,767	06/19/13	—
Royal Bank of Canada	USD	329	JPY	31,627	06/19/13	7
State Street Bank & Trust Co.	USD	155	AUD	150	06/19/13	—
State Street Bank & Trust Co.	USD	300	AUD	293	06/19/13	3
State Street Bank & Trust Co.	USD	144	BRL	290	04/03/13	—
State Street Bank & Trust Co.	USD	98	CAD	100	06/19/13	1
State Street Bank & Trust Co.	USD	204	CAD	210	06/19/13	2
State Street Bank & Trust Co.	USD	518	EUR	400	06/19/13	(5)
State Street Bank & Trust Co.	USD	519	EUR	400	06/19/13	(6)
State Street Bank & Trust Co.	USD	1,599	EUR	1,235	06/19/13	(15)
State Street Bank & Trust Co.	USD	157	HKD	1,216	04/03/13	—
State Street Bank & Trust Co.	USD	168	HKD	1,308	04/03/13	—
State Street Bank & Trust Co.	USD	247	HKD	1,916	04/03/13	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	06/19/13	—
State Street Bank & Trust Co.	USD	486	HKD	3,767	06/19/13	—
State Street Bank & Trust Co.	USD	76	JPY	7,119	04/01/13	—
State Street Bank & Trust Co.	USD	200	JPY	18,898	04/01/13	1
State Street Bank & Trust Co.	USD	95	JPY	8,940	04/02/13	—
State Street Bank & Trust Co.	USD	104	JPY	10,000	06/19/13	2

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund	53

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	210	JPY	20,000	06/19/13	2
State Street Bank & Trust Co.	USD	329	JPY	31,627	06/19/13	7
State Street Bank & Trust Co.	USD	7	SGD	8	04/01/13	—
State Street Bank & Trust Co.	USD	10	SGD	13	04/02/13	—
State Street Bank & Trust Co.	USD	17	SGD	21	04/03/13	—
State Street Bank & Trust Co.	USD	80	SGD	100	06/19/13	1
State Street Bank & Trust Co.	USD	80	SGD	100	06/19/13	1
State Street Bank & Trust Co.	GBP	1	USD	2	04/02/13	—
State Street Bank & Trust Co.	GBP	1	USD	1	04/03/13	—
State Street Bank & Trust Co.	GBP	1	USD	2	04/03/13	—
State Street Bank & Trust Co.	GBP	1	USD	1	04/04/13	—
State Street Bank & Trust Co.	GBP	2	USD	3	04/04/13	—
State Street Bank & Trust Co.	HKD	778	USD	100	04/03/13	—
State Street Bank & Trust Co.	HKD	807	USD	104	04/03/13	—
State Street Bank & Trust Co.	JPY	1,289	USD	14	04/01/13	—
State Street Bank & Trust Co.	PHP	880	USD	22	04/01/13	—
State Street Bank & Trust Co.	PHP	1,378	USD	34	04/01/13	—
State Street Bank & Trust Co.	PHP	2,190	USD	53	04/02/13	—
State Street Bank & Trust Co.	SGD	65	AUD	50	04/02/13	—
State Street Bank & Trust Co.	SGD	196	AUD	151	04/02/13	(1)
State Street Bank & Trust Co.	SGD	64	USD	52	04/01/13	—
State Street Bank & Trust Co.	SGD	40	USD	32	04/03/13	—
State Street Bank & Trust Co.	SGD	41	USD	33	04/03/13	—
State Street Bank & Trust Co.	SGD	109	USD	88	04/03/13	—
UBS Securities LLC	USD	12	AUD	11	04/01/13	—
UBS Securities LLC	USD	14	HKD	112	04/01/13	—
UBS Securities LLC	USD	4	JPY	380	04/01/13	—
UBS Securities LLC	USD	17	JPY	1,805	04/01/13	2
UBS Securities LLC	USD	2	SGD	3	04/01/13	—
UBS Securities LLC	CAD	7	USD	7	04/01/13	—
UBS Securities LLC	EUR	55	USD	70	04/01/13	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(9)

See accompanying notes which are an integral part of this quarterly report.

54	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Presentation of Portfolio Holdings — March 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$51,422	$—	$—	$51,422
Austria	534	—	—	534
Brazil	1,238	—	—	1,238
Canada	23,498	—	—	23,498
China	397	—	—	397
Finland	747	—	—	747
France	19,881	—	—	19,881
Germany	7,459	—	—	7,459
Hong Kong	66,947	—	—	66,947
Italy	252	—	—	252
Japan	86,460	—	—	86,460
Mexico	1,255	—	—	1,255
Netherlands	6,690	—	—	6,690
Norway	2,561	—	—	2,561
Philippines	1,142	—	—	1,142
Singapore	28,952	—	—	28,952
Sweden	6,214	—	—	6,214
Switzerland	1,540	—	—	1,540
United Kingdom	30,161	—	—	30,161
United States	286,013	—	—	286,013
Short-Term Investments	—	21,933	—	21,933
Other Securities	—	30,565	—	30,565

Total Investments	623,363	52,498	—	675,861

Other Financial Instruments
Futures Contracts	244	—	—	244
Foreign Currency Exchange Contracts	1	(10)	—	(9)

Total Other Financial Instruments*	$245	$(10)	$—	$235

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund	55

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2013 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(Ñ)	All or a portion of the shares of this security are on loan.
(×)	The security is purchased with the cash collateral from the securities loaned.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(ß)	Illiquid security.
(Ø)	In default.
(å)	Currency balances were held in connection with forward, futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(¥)	Unrounded units.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written or swap contracts entered into by the Fund.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities.

TBA - To Be Announced Security

UK - United Kingdom

56	Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — March 31, 2013 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

Notes to Schedules of Investments	57

Russell Investment Funds

Notes to Quarterly Report — March 31, 2013 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. Management does not believe the adoption of this update will have a material impact on the Funds’ financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the fair value of such short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

58	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2013 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationship. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain

Notes to Quarterly Report	59

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2013 (Unaudited)

percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity and Aggressive Equity Funds had no transfers between Levels 1, 2, and 3 for the period ended March 31, 2013.

The Non-U.S., Core Bond and Global Real Estate Securities Funds had transfers out of Level 2 into Level 1 representing financial instruments for which restrictions no longer exist and adjustments were no longer made to the observable price.

The Core Bond Fund had transfers out of Level 2 into Level 3 representing financial instruments that had been determined using observable inputs that became unobservable.

The Core Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments that had been determined using unobservable inputs that became observable.

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Russell Investment Management Company (“RIMCo”), the Funds’ adviser, employs third party pricing vendors to provide fair value measurements. RIMCo oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RIMCo may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, RIMCo does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIMCo is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if applicable, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

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Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

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For the period ended March 31, 2013, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash reserves to markets and trade settlement

The Funds’ period end foreign currency exchange contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during their period ended March 31, 2013.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended March 31, 2013, the Core Bond Fund purchased/sold options primarily for return enhancement, hedging and exposing cash reserves to markets.

The Core Bond Fund’s period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2013.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

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For the period ended March 31, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash reserves to markets
Aggressive Equity Fund	Exposing cash reserves to markets
Non-U.S. Fund	Exposing cash reserves to markets
Core Bond Fund	Return enhancement, hedging and exposing cash reserves to markets
Global Real Estate Securities Fund	Exposing cash reserves to markets

The Funds’ period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2013.

As of March 31, 2013, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures

Multi-Style Equity Fund	$1,220,000
Aggressive Equity Fund	440,001
Non-U.S. Fund	1,300,000
Core Bond Fund	462,000
Global Real Estate Securities Fund	1,570,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

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As of March 31, 2013, the Core Bond Fund had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Core Bond Fund	$446,183	$437,818

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current

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status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2013, for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended March 31, 2013, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash reserves to markets.

The Core Bond Fund’s period end credit default swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2013.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended March 31, 2013, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash reserves to markets.

The Core Bond Fund’s period end interest rate swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2013.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily

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by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2013, the Core Bond Fund entered into index swaps primarily to expose cash reserves to markets.

The Core Bond Fund’s period end index swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2013.

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended March 31, 2013, none of the Funds entered into currency swaps.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. At March 31, 2013, the Core Bond Fund had no unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to

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political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Core Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. The Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are

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Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2013 (Unaudited)

paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in

68	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2013 (Unaudited)

interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any holdings of such securities.

Forward Commitments

The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade which the Core Bond Fund may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of March 31, 2013, the Core Bond Fund had a cash collateral balance of $70,000 in connection with TBAs.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with

Notes to Quarterly Report	69

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2013 (Unaudited)

which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3.	Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of March 31, 2013 to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by the securities lending agent.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund. As of March 31, 2013, there was no non-cash collateral pledged for securities on loan.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of March 31, 2013, the Funds had invested $202,419,611 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $52,740,479 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

70	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2013 (Unaudited)

5.	Federal Income Taxes

At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund
Cost of Investments	$358,692,946	$189,724,504	$316,965,086	$749,445,658	$561,687,654

Unrealized Appreciation	$71,313,247	$31,205,726	$61,995,039	$22,011,708	$117,496,946
Unrealized Depreciation	(2,657,191)	(5,073,252)	(15,630,981)	(2,382,362)	(3,323,826)

Net Unrealized Appreciation (Depreciation)	$68,656,056	$26,132,474	$46,364,058	$19,629,346	$114,173,120

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

7.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures.

Notes to Quarterly Report	71

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your insurance company for further details.

72	Shareholder Requests for Additional Information

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2013 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

MARCH 31, 2013

FUND

Conservative Strategy Fund

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment

Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

March 31, 2013 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds

Conservative Strategy Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.5%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 8.1%
RIC Russell Commodity Strategies Fund Class Y	2,419	22
RIC Russell Global Infrastructure Fund Class Y	1,973	23
RIC Russell Multi-Strategy Alternative Fund Class Y	2,194	23
RIF Global Real Estate Securities Fund	1,440	23

		91

Domestic Equities - 7.2%
RIC Russell U.S. Defensive Equity Fund Class Y	800	29
RIC Russell U.S. Dynamic Equity Fund Class Y	1,046	11
RIF Multi-Style Equity Fund	2,412	41

		81

Fixed Income - 77.7%
RIC Russell Global Opportunistic Credit Fund Class Y	2,137	22
RIC Russell Investment Grade Bond Fund Class Y	9,823	220
RIC Russell Short Duration Bond Fund Class Y	10,358	202
RIF Core Bond Fund	39,603	428

		872

International Equities - 7.5%
RIC Russell Global Equity Fund Class Y	5,181	51
RIF Non-U.S. Fund	3,207	33

		84

Total Investments - 100.5% (identified cost $1,081)		1,128

Other Assets and Liabilities, Net - (0.5%)		(6)

Net Assets - 100.0%		1,122

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 12.0%
RIC Russell Commodity Strategies Fund Class Y	320,324	2,953
RIC Russell Global Infrastructure Fund Class Y	255,346	2,977
RIC Russell Multi-Strategy Alternative Fund Class Y	288,145	2,962
RIF Global Real Estate Securities Fund	186,939	2,986

		11,878

Domestic Equities - 13.8%
RIC Russell U.S. Defensive Equity Fund Class Y	109,174	3,990
RIC Russell U.S. Dynamic Equity Fund Class Y	181,799	1,985
RIF Aggressive Equity Fund	135,915	1,986
RIF Multi-Style Equity Fund	342,310	5,724

		13,685

Fixed Income - 56.9%
RIC Russell Global Opportunistic Credit Fund Class Y	187,602	1,973
RIC Russell Investment Grade Bond Fund Class Y	839,038	18,761
RIF Core Bond Fund	3,289,609	35,528

		56,262

International Equities - 17.3%
RIC Russell Emerging Markets Fund Class Y	184,941	3,475
RIC Russell Global Equity Fund Class Y	753,570	7,430
RIF Non-U.S. Fund	589,385	6,142

		17,047

Total Investments - 100.0% (identified cost $88,087)		98,872

Other Assets and Liabilities, Net - (0.0%)		(23)

Net Assets - 100.0%		98,849

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 13.0%
RIC Russell Commodity Strategies Fund Class Y	1,170,180	10,789
RIC Russell Global Infrastructure Fund Class Y	705,243	8,223
RIC Russell Multi-Strategy Alternative Fund Class Y	790,954	8,131
RIF Global Real Estate Securities Fund	515,551	8,234

		35,377

Domestic Equities - 24.3%
RIC Russell U.S. Defensive Equity Fund Class Y	377,930	13,813
RIC Russell U.S. Dynamic Equity Fund Class Y	1,377,427	15,042
RIF Aggressive Equity Fund	751,673	10,982
RIF Multi-Style Equity Fund	1,558,734	26,062

		65,899

Fixed Income - 36.9%
RIC Russell Global Opportunistic Credit Fund Class Y	771,461	8,116
RIF Core Bond Fund	8,531,902	92,144

		100,260

International Equities - 25.8%
RIC Russell Emerging Markets Fund Class Y	646,599	12,150
RIC Russell Global Equity Fund Class Y	2,614,541	25,779
RIF Non-U.S. Fund	3,091,850	32,217

		70,146

Total Investments - 100.0% (identified cost $236,234)		271,682

Other Assets and Liabilities, Net - (0.0%)		(49)

Net Assets - 100.0%		271,633

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 18.0%
RIC Russell Commodity Strategies Fund Class Y	1,028,241	9,481
RIC Russell Global Infrastructure Fund Class Y	545,572	6,361
RIC Russell Multi-Strategy Alternative Fund Class Y	616,560	6,338
RIF Global Real Estate Securities Fund	399,447	6,379

		28,559

Domestic Equities - 29.9%
RIC Russell U.S. Defensive Equity Fund Class Y	240,935	8,806
RIC Russell U.S. Dynamic Equity Fund Class Y	948,154	10,354
RIF Aggressive Equity Fund	599,449	8,758
RIF Multi-Style Equity Fund	1,170,394	19,569

		47,487

Fixed Income - 17.7%
RIC Russell Global Opportunistic Credit Fund Class Y	602,102	6,334
RIF Core Bond Fund	2,016,668	21,780

		28,114

International Equities - 34.4%
RIC Russell Emerging Markets Fund Class Y	485,959	9,131
RIC Russell Global Equity Fund Class Y	2,095,310	20,660
RIF Non-U.S. Fund	2,387,999	24,883

		54,674

Total Investments - 100.0% (identified cost $136,635)		158,834

Other Assets and Liabilities, Net - (0.0%)		(33)

Net Assets - 100.0%		158,801

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 99.2%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 19.9%
RIC Russell Commodity Strategies Fund Class Y	280,426	2,585
RIC Russell Global Infrastructure Fund Class Y	147,829	1,724
RIC Russell Multi-Strategy Alternative Fund Class Y	209,592	2,154
RIF Global Real Estate Securities Fund	134,916	2,155

		8,618

Domestic Equities - 35.7%
RIC Russell U.S. Defensive Equity Fund Class Y	64,845	2,370
RIC Russell U.S. Dynamic Equity Fund Class Y	374,886	4,094
RIF Aggressive Equity Fund	191,717	2,801
RIF Multi-Style Equity Fund	373,706	6,248

		15,513

Fixed Income - 3.7%
RIC Russell Global Opportunistic Credit Fund Class Y	153,608	1,616

International Equities - 39.9%
RIC Russell Emerging Markets Fund Class Y	177,735	3,340
RIC Russell Global Equity Fund Class Y	568,152	5,602
RIF Non-U.S. Fund	806,428	8,403

		17,345

Total Investments - 99.2% (identified cost $34,888)		43,092

Other Assets and Liabilities, Net - 0.8%		346

Net Assets - 100.0%		43,438

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2013 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” which seeks to achieve its objective by investing in a combination of several other RIF funds and Russell Investment Company (“RIC”) funds. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

Asset Allocation Targets as of August 15, 2012*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Alternative Funds**
RIC Russell Commodity Strategies Fund	0-7%	0-8%	0-9%	1-11%	1-11%
RIC Russell Global Infrastructure Fund	0-7	0-8	0-8	0-9	0-9
RIC Russell Multi-Strategy Alternative Fund	0-7	0-8	0-8	0-9	0-10
RIF Global Real Estate Securities Fund	0-7	0-8	0-8	0-9	0-10
Domestic Equity Funds
RIC Russell U.S. Defensive Equity Fund	0-8	0-9	0-10	0-10	1-11
RIC Russell U.S. Dynamic Equity Fund	0-6	0-7	1-11	1-11	4-14
RIF Aggressive Equity Fund	0	0-7	0-9	1-11	2-12
RIF Multi-Style Equity Fund	0-7	0-9	2-12	5-15	7-17
Fixed Income Funds
RIC Russell Global Opportunistic Credit Fund	0-7	0-8	0-8	0-9	0-10
RIC Russell Investment Grade Bond Fund	15-25	15-25	0	0	0
RIC Russell Short Duration Bond Fund	13-23	0	0	0	0
RIF Core Bond Fund	33-43	31-41	30-40	10-20	0
International Equity Funds
RIC Russell Emerging Markets Fund	0	0-8	0-9	0-10	1-11
RIC Russell Global Equity Fund	0-9	2-12	4-14	8-18	8-18
RIF Russell Non-U.S. Fund	0-9	3-13	9-19	13-23	17-27

*	Prospectus dated May 1, 2012, as supplemented through August 15, 2012.
**	Alternative Funds consist of registered investment companies that seek low correlation to equity and/or fixed income investments.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2013 (Unaudited)

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended March 31, 2013 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2013 (Unaudited)

3.	Federal Income Taxes

At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$1,082,794	$91,308,741	$244,561,140	$142,015,463	$39,155,573

Unrealized Appreciation	$46,644	$7,718,228	$27,794,693	$17,363,851	$4,013,228
Unrealized Depreciation	$(966)	$(155,136)	$(674,112)	$(545,194)	$(76,619)

Net Unrealized Appreciation (Depreciation)	$45,678	$7,563,092	$27,120,581	$16,818,657	$3,936,609

4.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

10	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	11

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 29, 2013

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: May 29, 2013